UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2005




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2005

                             [LOGO OF USAA]
                                 USAA(R)

                             USAA LIFE INSURANCE COMPANY
                             VARIABLE ANNUITY AND
                             VARIABLE UNIVERSAL LIFE
                             ===================================================
                             SEMIANNUAL REPORTS FOR THE UNDERLYING FUNDS

                             JUNE 30, 2005

TABLE of CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST
  Market Conditions and Outlook ...............................A-1
  USAA Life Funds Overviews ...................................A-5
  Portfolios of Investments ..................................A-16
  Notes to Portfolios of Investments .........................A-29
  Statements of Assets and Liabilities .......................A-30
  Statements of Operations ...................................A-31
  Statements of Changes in Net Assets ........................A-32
  Notes to Financial Statements ..............................A-34
  Expense Example ............................................A-45
  Advisory Agreements ........................................A-47

VANGUARD(R) VARIABLE INSURANCE FUND
  The People Who Govern Your Fund .............................B-2
  Market Perspective ..........................................B-3

MONEY MARKET PORTFOLIO
  Money Market Portfolio.......................................B-4
  Portfolio Profile .......................................... B-5
  Performance Summary .........................................B-6
  Financial Statements ........................................B-7
  Statement of Operations ....................................B-11
  Statement of Changes in Net Assets .........................B-11
  Financial Highlights .......................................B-12
  Notes to Financial Statements ..............................B-12
  About Your Portfolio's Expenses ............................B-13
  Advisory Agreement .........................................B-14

HIGH YIELD BOND PORTFOLIO
  High Yield Bond Portfolio ..................................B-15
  Report from the Advisor ....................................B-16
  Portfolio Profile ..........................................B-18
  Performance Summary ........................................B-19
  Financial Statements .......................................B-20
  Statement of Operations ....................................B-28
  Statement of Changes in Net Assets .........................B-28
  Financial Highlights .......................................B-29
  Notes to Financial Statements ..............................B-29
  About Your Portfolio's Expenses ............................B-31
  Advisory Agreement .........................................B-32

DIVERSIFIED VALUE PORTFOLIO
  Diversified Value Portfolio ................................B-33
  Advisor's Report ...........................................B-34
  Portfolio Profile ..........................................B-35
  Performance Summary ........................................B-36
  Financial Statements .......................................B-37

                                     ------

TABLE of CONTENTS
================================================================================

  Statement of Operations ....................................B-38
  Statement of Changes in Net Assets .........................B-38
  Financial Highlights .......................................B-39
  Notes to Financial Statements ..............................B-39
  About Your Portfolio's Expenses ............................B-41
  Advisory Agreement .........................................B-42

EQUITY INDEX PORTFOLIO
  Equity Index Portfolio .....................................B-43
  Portfolio Profile ..........................................B-44
  Performance Summary ........................................B-45
  Financial Statements .......................................B-46
  Statement of Operations ....................................B-51
  Statement of Changes in Net Assets .........................B-51
  Financial Highlights .......................................B-53
  Notes to Financial Statements ..............................B-53
  About Your Portfolio's Expenses ............................B-54
  Advisory Arrangement .......................................B-55

MID-CAP INDEX PORTFOLIO
  Mid-Cap Index Portfolio ....................................B-56
  Portfolio Profile ..........................................B-57
  Performance Summary ........................................B-58
  Financial Statements .......................................B-59
  Statement of Operations ....................................B-64
  Statements of Changes in Net Assets ........................B-64
  Financial Highlights .......................................B-65
  Notes to Financial Statements ..............................B-65
  About Your Portfolio's Expenses ............................B-67
  Advisory Arrangement .......................................B-68

SMALL COMPANY GROWTH PORTFOLIO
  Small Company Growth Portfolio .............................B-69
  Advisor's Report ...........................................B-70
  Portfolio Profile ..........................................B-72
  Performance Summary ........................................B-73
  Financial Statements .......................................B-74
  Statement of Operations ....................................B-80
  Statement of Changes in Net Assets .........................B-80
  Financial Highlights .......................................B-81
  Notes to Financial Statements ..............................B-81
  About Your Portfolio's Expenses ............................B-83
  Advisory Agreements ........................................B-84

INTERNATIONAL PORTFOLIO
  International Portfolio ....................................B-85
  Advisor's Report ...........................................B-86

                                     ------

TABLE of CONTENTS
================================================================================

  Portfolio Profile ..........................................B-88
  Performance Summary ........................................B-90
  Financial Statements .......................................B-91
  Statement of Operations ....................................B-94
  Statement of Changes in Net Assets..........................B-94
  Financial Highlights .......................................B-95
  Notes to Financial Statements ..............................B-95
  About Your Portfolio's Expenses ............................B-98
  Advisory Arrangements ......................................B-99

REIT INDEX PORTFOLIO
  REIT Index Portfolio ......................................B-100
  Portfolio Profile .........................................B-101
  Performance Summary .......................................B-102
  Financial Statements ......................................B-103
  Statement of Operations ...................................B-105
  Statement of Changes in Net Assets ........................B-105
  Financial Highlights ......................................B-106
  Notes to Financial Statements .............................B-106
  About Your Portfolio's Expenses ...........................B-108
  Advisory Arrangement ......................................B-109

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
  Shareholder Expense Example .................................C-3
  Investment Changes ..........................................C-4
  Investments .................................................C-5
  Financial Statements .......................................C-13
  Notes ......................................................C-17

EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  Shareholder Expense Example ................................C-23
  Investment Changes .........................................C-24
  Investments ................................................C-25
  Financial Statements .......................................C-31
  Notes ......................................................C-35

SCUDDER VARIABLE SERIES I (VSI)

CAPITAL GROWTH PORTFOLIO
  Information About Expenses ..................................D-2
  Management Summary ..........................................D-3
  Portfolio Summary ...........................................D-4
  Investment Portfolio ........................................D-5
  Financial Statements ........................................D-7
  Financial Highlights ........................................D-9
  Notes to Financial Statements ..............................D-10
  Proxy Voting ...............................................D-14

                                     ------

TABLE of CONTENTS
================================================================================

    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF USAA LIFE INSURANCE COMPANY'S VARIABLE PRODUCTS CAREFULLY BEFORE SENDING MONEY. CONTACT US FOR A CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES (PROSPECTUS) CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THEM CAREFULLY BEFORE SENDING MONEY. VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

    THIS REPORT IS FOR USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

    THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

    THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE.

    NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

    FOR VARIABLE ANNUITY ONLY: A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2. MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O
  Letter to Our Shareholders ..................................E-2
  Shareholder Expense Example .................................E-3
  Portfolio Summary ...........................................E-4
  Schedule of Investments .....................................E-5
  Statement of Assets and Liabilities .........................E-8
  Statement of Operations .....................................E-9
  Statements of Changes in Net Assets ........................E-10
  Financial Highlights .......................................E-11
  Notes to Financial Statements ..............................E-13
  Proxy Voting/Form N-Q ......................................E-17

                                     ------
                                        6

[LOGO OF USAA]
   USAA(R)
                                                                 USAA LIFE
                                                          INVESTMENT TRUST
================================================================================

                                                         SEMIANNUAL REPORT
                                                             JUNE 30, 2005

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS - On the heels of a strong rally in fourth quarter 2004, most investors expected the U.S. stock market to continue to advance in the first half of 2005. These expectations were dashed, however, by a mixture of headwinds that proved to be too much for stocks to overcome. Of all the major indexes, the struggle is perhaps best exemplified by the Russell 3000 Index, one of the broadest measures of small-, mid-, and large-cap stock performance. For the six months ended June 30, 2005, the Russell 3000 had a total return of -0.01%.

Among the chief headwinds the market faced were:

         o DECELERATING CORPORATE EARNINGS. While earnings continued to grow, their rate of growth fell from the cyclical highs of 2004.

         o TIGHTER FEDERAL RESERVE BOARD MONETARY POLICY. The Fed continued to raise short-term interest rates and gave no indication that a cessation of its current tightening policy was imminent.

         o RISING OIL PRICES. A barrel of crude oil breached the $60 barrier, raising concerns about price inflation and potentially slowing the economy.

Additionally, with the economy settling back closer to its historic trend growth, the market was sensitive to the occasional piece of disappointing economic data.

As one would expect given high oil prices, energy and utilities stocks took a leadership position in the stock market, while the interest-rate-sensitive financial sector lagged, as did technology. By investment style, value continued to outperform growth, and large-cap stocks, potentially reversing a six-year trend, slightly outperformed small-cap stocks. Here are the returns of some of the major indexes:

                                                             YTD
                                                        TOTAL RETURN %
INDEX                                                  THROUGH 6/30/05
---------------------------------------------------------------------------
S&P 500                                                     -0.81%
Nasdaq Composite                                            -5.45
Russell 1000 (large-cap stocks)                              0.11
Russell 1000 Growth                                         -1.72
Russell 1000 Value                                           1.76
Russell 2000 (small-cap stocks)                             -1.25
Russell 2000 Growth                                         -3.58
Russell 2000 Value                                           0.90
MSCI-EAFE                                                   -1.17
MSCI Emerging Markets                                        6.00

Looking ahead, we believe that the bull market that began in October 2002 is still intact and offers additional upside. However, as we stated in the December 31, 2004, annual report, the factors supporting the bull market grow less robust over time. In addition to the economy and earnings, which have decelerated from cyclical peak levels, valuations are still expensive versus historical averages.

The stock market could get a short-term boost when the Fed stops raising short-term rates, but the bull market is probably in its latter stage. We expect the overall risk/reward condition to become less and less favorable as the bull market matures.

BONDS - Just as most experts expected stocks to post gains in the first half of 2005, the general consensus was that long-term interest rates would rise, causing bond prices to fall. Most investors simply didn't think that long-term rates could fall much further, especially with the Fed continuing to raise short-term rates.

Bonds behaved as expected in the early part of the year, with the yield on the 10-year U.S. Treasury bond peaking at 4.64% on March 22. Supporting this move was congressional testimony by the Fed chairman that referred to falling long-term rates in the face of rising short-term rates as a "conundrum," as well as speculation that the Fed would become less "measured" in raising rates. When the Fed said on March 22 that it would indeed remain "measured," long-term yields began falling, with the 10-year Treasury breaching 4% for much of the second quarter and ultimately ending the six-month period at 3.91%.

In  this  environment,   long-term   securities  sharply   outperformed  shorter
maturities.

March was also the demarcation point in the corporate bond market. On the heels of a winning streak that began in 2003, the yield differential between corporate bonds and Treasury bonds with comparable maturities grew very narrow, to the point where the market wasn't pricing in much of a risk premium. That all changed when General Motors announced its biggest quarterly loss in 13 years, causing investors to re-evaluate the risk of owning corporate bonds. For the six-month period, corporate bonds underperformed Treasuries, and bonds rated A or better outperformed lower-rated issues.

                           TREASURY YIELD CURVE
                     [CHART OF TREASURY YIELD CURVE]

                     12/31/04                6/30/05               CHANGE
--------             --------                -------               ------
3 MONTH                2.212                  3.116                0.9044
6 MONTH                2.577                  3.329                0.7521
2 YEAR                 3.065                  3.633                0.5681
3 YEAR                 3.218                  3.639                0.4213
5 YEAR                 3.607                  3.698                0.0903
10 YEAR                4.218                  3.913               -0.3052
30 YEAR                4.826                  4.191               -0.6351

                               [END CHART]

Source: Bloomberg

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

================================================================================
                          MARKET CONDITIONS AND OUTLOOK
================================================================================

The bond market was relatively nonplussed by rising oil prices and their potential impact on inflation. In fact, Treasury inflation-protected

U.S. TREASURY BOND YIELD

                 [CHART OF U.S. TREASURY BOND YIELD]

                FEDERAL                        2 YR TREASURY                     10 YR TREASURY                      30 YR TREASURY
                 FUND                              YIELD                              YIELD                               YIELD
                -------                        -------------                     --------------                      ---------------
12/31/2004       2.25         12/31/2004           3.069            12/31/2004        4.22              12/31/2004        4.827
  1/3/2005       2.25           1/3/2005           3.094              1/3/2005        4.212               1/3/2005        4.813
  1/4/2005       2.25           1/4/2005           3.2                1/4/2005        4.291               1/4/2005        4.887
  1/5/2005       2.25           1/5/2005           3.209              1/5/2005        4.283               1/5/2005        4.848
  1/6/2005       2.25           1/6/2005           3.16               1/6/2005        4.263               1/6/2005        4.846
  1/7/2005       2.25           1/7/2005           3.193              1/7/2005        4.271               1/7/2005        4.836
 1/10/2005       2.25          1/10/2005           3.218             1/10/2005        4.271              1/10/2005        4.818
 1/11/2005       2.25          1/11/2005           3.21              1/11/2005        4.238              1/11/2005        4.781
 1/12/2005       2.25          1/12/2005           3.211             1/12/2005        4.236              1/12/2005        4.768
 1/13/2005       2.25          1/13/2005           3.178             1/13/2005        4.165              1/13/2005        4.691
 1/14/2005       2.25          1/14/2005           3.229             1/14/2005        4.226              1/14/2005        4.729
 1/18/2005       2.25          1/17/2005           3.229             1/17/2005        4.21               1/17/2005        4.727
 1/19/2005       2.25          1/18/2005           3.229             1/18/2005        4.187              1/18/2005        4.68
 1/20/2005       2.25          1/19/2005           3.221             1/19/2005        4.173              1/19/2005        4.656
 1/21/2005       2.25          1/20/2005           3.187             1/20/2005        4.163              1/20/2005        4.657
 1/24/2005       2.25          1/21/2005           3.146             1/21/2005        4.142              1/21/2005        4.644
 1/25/2005       2.25          1/24/2005           3.188             1/24/2005        4.122              1/24/2005        4.601
 1/26/2005       2.25          1/25/2005           3.214             1/25/2005        4.194              1/25/2005        4.682
 1/27/2005       2.25          1/26/2005           3.257             1/26/2005        4.198              1/26/2005        4.668
 1/28/2005       2.25          1/27/2005           3.284             1/27/2005        4.22               1/27/2005        4.685
 1/31/2005       2.25          1/28/2005           3.259             1/28/2005        4.142              1/28/2005        4.609
  2/1/2005       2.25          1/31/2005           3.276             1/31/2005        4.13               1/31/2005        4.586
  2/2/2005       2.5            2/1/2005           3.284              2/1/2005        4.14                2/1/2005        4.595
  2/3/2005       2.5            2/2/2005           3.317              2/2/2005        4.142               2/2/2005        4.58
  2/4/2005       2.5            2/3/2005           3.342              2/3/2005        4.165               2/3/2005        4.582
  2/7/2005       2.5            2/4/2005           3.285              2/4/2005        4.077               2/4/2005        4.483
  2/8/2005       2.5            2/7/2005           3.302              2/7/2005        4.052               2/7/2005        4.423
  2/9/2005       2.5            2/8/2005           3.31               2/8/2005        4.017               2/8/2005        4.374
 2/10/2005       2.5            2/9/2005           3.236              2/9/2005        3.992               2/9/2005        4.37
 2/11/2005       2.5           2/10/2005           3.294             2/10/2005        4.091              2/10/2005        4.474
 2/14/2005       2.5           2/11/2005           3.328             2/11/2005        4.086              2/11/2005        4.481
 2/15/2005       2.5           2/14/2005           3.353             2/14/2005        4.071              2/14/2005        4.45
 2/16/2005       2.5           2/15/2005           3.345             2/15/2005        4.098              2/15/2005        4.486
 2/17/2005       2.5           2/16/2005           3.404             2/16/2005        4.154              2/16/2005        4.519
 2/18/2005       2.5           2/17/2005           3.362             2/17/2005        4.181              2/17/2005        4.575
 2/21/2005       2.5           2/18/2005           3.439             2/18/2005        4.267              2/18/2005        4.65
 2/22/2005       2.5           2/21/2005           3.431             2/21/2005        4.264              2/21/2005        4.646
 2/23/2005       2.5           2/22/2005           3.432             2/22/2005        4.287              2/22/2005        4.686
 2/24/2005       2.5           2/23/2005           3.44              2/23/2005        4.264              2/23/2005        4.653
 2/25/2005       2.5           2/24/2005           3.483             2/24/2005        4.285              2/24/2005        4.67
 2/28/2005       2.5           2/25/2005           3.526             2/25/2005        4.266              2/25/2005        4.64
  3/1/2005       2.5           2/28/2005           3.6               2/28/2005        4.379              2/28/2005        4.72
  3/2/2005       2.5            3/1/2005           3.575              3/1/2005        4.367               3/1/2005        4.715
  3/3/2005       2.5            3/2/2005           3.559              3/2/2005        4.379               3/2/2005        4.735
  3/4/2005       2.5            3/3/2005           3.568              3/3/2005        4.379               3/3/2005        4.739
  3/7/2005       2.5            3/4/2005           3.56               3/4/2005        4.31                3/4/2005        4.65
  3/8/2005       2.5            3/7/2005           3.593              3/7/2005        4.31                3/7/2005        4.625
  3/9/2005       2.5            3/8/2005           3.618              3/8/2005        4.393               3/8/2005        4.708
 3/10/2005       2.5            3/9/2005           3.66               3/9/2005        4.522               3/9/2005        4.832
 3/11/2005       2.5           3/10/2005           3.669             3/10/2005        4.465              3/10/2005        4.764
 3/14/2005       2.5           3/11/2005           3.72              3/11/2005        4.544              3/11/2005        4.81
 3/15/2005       2.5           3/14/2005           3.729             3/14/2005        4.51               3/14/2005        4.78
 3/16/2005       2.5           3/15/2005           3.738             3/15/2005        4.547              3/15/2005        4.826
 3/17/2005       2.5           3/16/2005           3.713             3/16/2005        4.508              3/16/2005        4.795
 3/18/2005       2.5           3/17/2005           3.671             3/17/2005        4.466              3/17/2005        4.767
 3/21/2005       2.5           3/18/2005           3.698             3/18/2005        4.509              3/18/2005        4.811
 3/22/2005       2.75          3/21/2005           3.715             3/21/2005        4.525              3/21/2005        4.836
 3/23/2005       2.75          3/22/2005           3.826             3/22/2005        4.643              3/22/2005        4.906
 3/24/2005       2.75          3/23/2005           3.818             3/23/2005        4.586              3/23/2005        4.851
 3/25/2005       2.75          3/24/2005           3.854             3/24/2005        4.599              3/24/2005        4.845
 3/28/2005       2.75          3/25/2005           3.855             3/25/2005        4.595              3/25/2005        4.845
 3/29/2005       2.75          3/28/2005           3.873             3/28/2005        4.642              3/28/2005        4.89
 3/30/2005       2.75          3/29/2005           3.838             3/29/2005        4.575              3/29/2005        4.842
 3/31/2005       2.75          3/30/2005           3.83              3/30/2005        4.548              3/30/2005        4.799
  4/1/2005       2.75          3/31/2005           3.779             3/31/2005        4.483              3/31/2005        4.756
  4/4/2005       2.75           4/1/2005           3.729              4/1/2005        4.449               4/1/2005        4.722
  4/5/2005       2.75           4/4/2005           3.721              4/4/2005        4.458               4/4/2005        4.736
  4/6/2005       2.75           4/5/2005           3.721              4/5/2005        4.47                4/5/2005        4.753
  4/7/2005       2.75           4/6/2005           3.68               4/6/2005        4.424               4/6/2005        4.735
  4/8/2005       2.75           4/7/2005           3.721              4/7/2005        4.482               4/7/2005        4.795
 4/11/2005       2.75           4/8/2005           3.745              4/8/2005        4.47                4/8/2005        4.769
 4/12/2005       2.75          4/11/2005           3.72              4/11/2005        4.43               4/11/2005        4.725
 4/13/2005       2.75          4/12/2005           3.687             4/12/2005        4.354              4/12/2005        4.659
 4/14/2005       2.75          4/13/2005           3.654             4/13/2005        4.362              4/13/2005        4.682
 4/15/2005       2.75          4/14/2005           3.554             4/14/2005        4.31               4/14/2005        4.681
 4/18/2005       2.75          4/15/2005           3.494             4/15/2005        4.243              4/15/2005        4.609
 4/19/2005       2.75          4/18/2005           3.552             4/18/2005        4.272              4/18/2005        4.61
 4/20/2005       2.75          4/19/2005           3.51              4/19/2005        4.213              4/19/2005        4.543
 4/21/2005       2.75          4/20/2005           3.485             4/20/2005        4.187              4/20/2005        4.549
 4/22/2005       2.75          4/21/2005           3.627             4/21/2005        4.296              4/21/2005        4.637
 4/25/2005       2.75          4/22/2005           3.61              4/22/2005        4.247              4/22/2005        4.58
 4/26/2005       2.75          4/25/2005           3.635             4/25/2005        4.249              4/25/2005        4.554
 4/27/2005       2.75          4/26/2005           3.651             4/26/2005        4.267              4/26/2005        4.572
 4/28/2005       2.75          4/27/2005           3.617             4/27/2005        4.225              4/27/2005        4.549
 4/29/2005       2.75          4/28/2005           3.564             4/28/2005        4.146              4/28/2005        4.486
  5/2/2005       2.75          4/29/2005           3.654             4/29/2005        4.2                4/29/2005        4.514
  5/3/2005       3              5/2/2005           3.629              5/2/2005        4.188               5/2/2005        4.514
  5/4/2005       3              5/3/2005           3.637              5/3/2005        4.166               5/3/2005        4.483
  5/5/2005       3              5/4/2005           3.612              5/4/2005        4.188               5/4/2005        4.591
  5/6/2005       3              5/5/2005           3.547              5/5/2005        4.156               5/5/2005        4.578
  5/9/2005       3              5/6/2005           3.72               5/6/2005        4.26                5/6/2005        4.629
 5/10/2005       3              5/9/2005           3.753              5/9/2005        4.284               5/9/2005        4.625
 5/11/2005       3             5/10/2005           3.67              5/10/2005        4.202              5/10/2005        4.569
 5/12/2005       3             5/11/2005           3.678             5/11/2005        4.204              5/11/2005        4.546
 5/13/2005       3             5/12/2005           3.645             5/12/2005        4.172              5/12/2005        4.516
 5/16/2005       3             5/13/2005           3.587             5/13/2005        4.119              5/13/2005        4.481
 5/17/2005       3             5/16/2005           3.595             5/16/2005        4.129              5/16/2005        4.496
 5/18/2005       3             5/17/2005           3.595             5/17/2005        4.115              5/17/2005        4.474
 5/19/2005       3             5/18/2005           3.587             5/18/2005        4.09               5/18/2005        4.44
 5/20/2005       3             5/19/2005           3.637             5/19/2005        4.113              5/19/2005        4.444
 5/23/2005       3             5/20/2005           3.662             5/20/2005        4.123              5/20/2005        4.439
 5/24/2005       3             5/23/2005           3.62              5/23/2005        4.056              5/23/2005        4.381
 5/25/2005       3             5/24/2005           3.594             5/24/2005        4.029              5/24/2005        4.359
 5/26/2005       3             5/25/2005           3.603             5/25/2005        4.088              5/25/2005        4.433
 5/27/2005       3             5/26/2005           3.627             5/26/2005        4.081              5/26/2005        4.429
 5/30/2005       3             5/27/2005           3.643             5/27/2005        4.073              5/27/2005        4.43
 5/31/2005       3             5/30/2005           3.643             5/30/2005        4.071              5/30/2005        4.43
  6/1/2005       3             5/31/2005           3.578             5/31/2005        3.983              5/31/2005        4.321
  6/2/2005       3              6/1/2005           3.479              6/1/2005        3.886               6/1/2005        4.237
  6/3/2005       3              6/2/2005           3.529              6/2/2005        3.905               6/2/2005        4.241
  6/6/2005       3              6/3/2005           3.561              6/3/2005        3.975               6/3/2005        4.282
  6/7/2005       3              6/6/2005           3.578              6/6/2005        3.954               6/6/2005        4.244
  6/8/2005       3              6/7/2005           3.562              6/7/2005        3.903               6/7/2005        4.192
  6/9/2005       3              6/8/2005           3.603              6/8/2005        3.935               6/8/2005        4.221
 6/10/2005       3              6/9/2005           3.62               6/9/2005        3.95                6/9/2005        4.232
 6/13/2005       3             6/10/2005           3.695             6/10/2005        4.053              6/10/2005        4.325
 6/14/2005       3             6/13/2005           3.695             6/13/2005        4.094              6/13/2005        4.374
 6/15/2005       3             6/14/2005           3.687             6/14/2005        4.109              6/14/2005        4.415
 6/16/2005       3             6/15/2005           3.712             6/15/2005        4.101              6/15/2005        4.402
 6/17/2005       3             6/16/2005           3.671             6/16/2005        4.069              6/16/2005        4.368
 6/20/2005       3             6/17/2005           3.705             6/17/2005        4.072              6/17/2005        4.362
 6/21/2005       3             6/20/2005           3.714             6/20/2005        4.111              6/20/2005        4.388
 6/22/2005       3             6/21/2005           3.689             6/21/2005        4.042              6/21/2005        4.326
 6/23/2005       3             6/22/2005           3.604             6/22/2005        3.942              6/22/2005        4.243
 6/24/2005       3             6/23/2005           3.613             6/23/2005        3.953              6/23/2005        4.253
 6/27/2005       3             6/24/2005           3.579             6/24/2005        3.919              6/24/2005        4.222
 6/28/2005       3             6/27/2005           3.579             6/27/2005        3.904              6/27/2005        4.192
 6/29/2005       3             6/28/2005           3.648             6/28/2005        3.972              6/28/2005        4.248
 6/30/2005       3.25          6/29/2005           3.656             6/29/2005        3.98               6/29/2005        4.261
                               6/30/2005           3.637             6/30/2005        3.915              6/30/2005        4.192

                             [END CHART]

Source: Bloomberg

securities (TIPS) underperformed traditional Treasury bonds. Here are the returns of the major bond market indexes:

                                                               YTD
                                                          TOTAL RETURN %
LEHMAN BROTHERS BOND INDICES                             THROUGH 6/30/05
----------------------------------------------------------------------------
U.S. Aggregate                                                2.51%
U.S. Aggregate Intermediate                                   1.84
U.S. Treasury                                                 3.20
    1-5 year Treasury                                         0.96
    5-10 year Treasury                                        3.23
    10+ year Treasury                                         8.26
U.S. TIPS                                                     2.71
Mortgage-Backed Securities                                    2.15
U.S. Investment-Grade Corporates                              2.36
    Aaa-rated                                                 2.28
    Aa-rated                                                  2.83
    A-rated                                                   3.02
    BBB-rated                                                 1.95
U.S. High-Yield Corporates                                    1.11

Source: Lehman Brothers

Looking ahead, with economic growth moderating and global competition keeping inflation in check despite higher energy prices, we believe the Fed may be nearing the end of its tightening regime, especially as the federal funds rate nears the 3.5% that existed before the tragic events of 9/11/01, when the Fed opened the monetary flow to support the economy. Additionally, U.S. interest rates are among the highest of the industrialized nations, making our bonds attractive to foreign investors.

In closing, we remind investors that this period of unmet expectations in the bond market is not unusual. Since 2002, the bond market has reversed course several times, yet long-term rates have fallen to levels very few of us anticipated. Investors who have stayed the course in bonds have continued to earn income, which over time is by far the most important component of total return.

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE-CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL-CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE  MORGAN  STANLEY  CAPITAL   INTERNATIONAL   (MSCI)-EAFE   INDEX  IS  A  FREE
FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. AGGREGATE INTERMEDIATE INDEX IS AN UNMANAGED INDEX COMPRISED OF U.S. INVESTMENT-GRADE FIXED-INCOME SECURITIES INCLUDING GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES FROM THE MORE COMPREHENSIVE LEHMAN BROTHERS U.S. AGGREGATE INDEX. THE INDEX CONCENTRATES ON INTERMEDIATE MATURITY BONDS AND EXCLUDES ALL MATURITIES FROM THE BROADER INDEX BELOW ONE YEAR AND ABOVE 9.9 YEARS. THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

THE LEHMAN BROTHERS U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION-PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE  LEHMAN  BROTHERS   HIGH-YIELD   CORPORATE  INDEX  COVERS  THE  UNIVERSE  OF
FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                     ------

                       THIS PAGE LEFT BLANK INTENTIONALLY

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW               June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                          LIPPER VARIABLE ANNUITY
                      USAA LIFE               LARGE-CAP GROWTH          RUSSELL 1000(R)
                AGGRESSIVE GROWTH FUND         FUNDS AVERAGE*            GROWTH INDEX
                ----------------------    ------------------------      ----------------
04/30/1997           $10,000.00                  $10,000.00               $10,000.00
05/31/1997            10,670.00                   10,647.40                10,721.66
06/30/1997            11,160.00                   11,074.48                11,150.75
07/31/1997            12,060.00                   12,112.22                12,136.95
08/31/1997            12,330.00                   11,554.27                11,426.56
09/30/1997            13,530.00                   12,195.10                11,988.86
10/31/1997            12,640.00                   11,746.63                11,545.74
11/30/1997            12,120.00                   11,990.38                12,036.14
12/31/1997            11,825.53                   12,130.66                12,170.98
01/31/1998            11,855.86                   12,336.27                12,534.92
02/28/1998            13,169.80                   13,328.56                13,477.82
03/31/1998            13,624.63                   13,956.92                14,015.10
04/30/1998            13,877.32                   14,171.11                14,209.04
05/31/1998            12,947.15                   13,845.63                13,805.85
06/30/1998            13,531.00                   14,639.65                14,651.40
07/31/1998            12,598.89                   14,557.51                14,554.42
08/31/1998             9,566.96                   12,161.70                12,370.15
09/30/1998            10,652.72                   13,007.04                13,320.39
10/31/1998            11,472.16                   13,828.14                14,390.97
11/30/1998            12,629.62                   14,750.71                15,485.63
12/31/1998            14,207.04                   16,278.18                16,881.96
01/31/1999            15,743.49                   17,305.97                17,873.24
02/28/1999            14,319.71                   16,625.68                17,056.73
03/31/1999            15,477.17                   17,587.72                17,955.04
04/30/1999            16,368.31                   17,805.72                17,978.00
05/31/1999            16,063.13                   17,234.26                17,425.49
06/30/1999            17,980.81                   18,475.27                18,646.05
07/31/1999            18,176.70                   17,915.25                18,053.46
08/31/1999            18,156.08                   17,858.05                18,348.44
09/30/1999            18,238.56                   17,826.27                17,962.99
10/31/1999            19,465.46                   19,063.75                19,319.52
11/30/1999            22,187.33                   20,118.10                20,361.88
12/31/1999            27,609.83                   22,469.83                22,479.68
01/31/2000            28,260.64                   21,730.44                21,425.64
02/29/2000            35,651.21                   23,184.43                22,473.04
03/31/2000            30,919.04                   24,510.23                24,081.57
04/30/2000            25,922.13                   23,102.90                22,935.66
05/31/2000            23,249.51                   21,812.29                21,780.71
06/30/2000            29,089.59                   23,197.40                23,431.42
07/31/2000            28,047.90                   22,728.01                22,454.62
08/31/2000            32,092.74                   24,636.84                24,487.74
09/30/2000            31,006.73                   22,989.83                22,171.33
10/31/2000            27,593.55                   21,972.46                21,122.23
11/30/2000            21,797.80                   19,170.01                18,008.67
12/31/2000            23,348.37                   19,233.89                17,438.85
01/31/2001            23,777.61                   19,820.37                18,643.62
02/28/2001            20,038.71                   17,077.73                15,478.46
03/31/2001            16,875.89                   15,483.50                13,794.13
04/30/2001            19,632.06                   17,141.17                15,538.71
05/31/2001            20,147.83                   17,065.85                15,310.03
06/30/2001            20,464.23                   16,510.93                14,955.47
07/31/2001            18,916.13                   15,895.30                14,581.70
08/31/2001            17,221.14                   14,619.15                13,389.28
09/30/2001            14,769.05                   13,259.06                12,052.48
10/31/2001            15,853.84                   13,762.67                12,684.81
11/30/2001            17,379.34                   14,965.87                13,903.38
12/31/2001            17,876.53                   15,059.33                13,877.25
01/31/2002            17,029.04                   14,629.40                13,632.09
02/28/2002            15,876.44                   14,010.69                13,066.37
03/31/2002            17,051.64                   14,602.79                13,518.31
04/30/2002            16,384.94                   13,616.89                12,415.01
05/31/2002            15,729.54                   13,345.30                12,114.66
06/30/2002            14,418.75                   12,294.53                10,993.99
07/31/2002            12,983.65                   11,297.92                10,389.60
08/31/2002            13,040.15                   11,364.07                10,420.65
09/30/2002            12,622.05                   10,352.92                 9,339.73
10/31/2002            13,017.55                   11,150.71                10,196.48
11/30/2002            12,983.65                   11,606.04                10,750.30
12/31/2002            12,384.75                   10,811.15                10,007.71
01/31/2003            12,181.36                   10,594.47                 9,764.88
02/28/2003            12,079.66                   10,487.06                 9,720.03
03/31/2003            12,588.15                   10,702.05                 9,900.94
04/30/2003            13,254.85                   11,485.34                10,632.98
05/31/2003            14,079.75                   12,059.71                11,163.72
06/30/2003            14,271.85                   12,173.63                11,317.44
07/31/2003            14,848.15                   12,500.17                11,599.06
08/31/2003            15,175.84                   12,803.36                11,887.54
09/30/2003            14,972.45                   12,557.87                11,760.28
10/31/2003            16,045.94                   13,304.50                12,420.82
11/30/2003            15,944.24                   13,438.30                12,550.86
12/31/2003            16,260.64                   13,899.57                12,984.92
01/31/2004            16,351.04                   14,170.22                13,250.10
02/29/2004            16,599.64                   14,242.88                13,334.28
03/31/2004            16,656.14                   14,117.87                13,086.92
04/30/2004            16,215.44                   13,770.13                12,934.79
05/31/2004            16,373.64                   14,078.94                13,175.87
06/30/2004            16,599.64                   14,318.87                13,340.52
07/31/2004            15,718.24                   13,470.65                12,586.35
08/31/2004            15,899.04                   13,355.37                12,524.19
09/30/2004            16,622.24                   13,684.18                12,643.31
10/31/2004            16,531.84                   13,911.32                12,840.50
11/30/2004            17,447.14                   14,542.46                13,282.19
12/31/2004            18,475.43                   15,085.61                13,802.97
01/31/2005            17,786.13                   14,574.01                13,342.66
02/28/2005            17,887.83                   14,634.79                13,484.66
03/31/2005            17,616.64                   14,397.62                13,238.98
04/30/2005            17,492.34                   14,083.62                12,986.86
05/31/2005            18,308.40                   14,874.05                13,615.20
06/30/2005            18,511.95                   14,929.32                13,565.01

                                   [END CHART]

    Data represents the last business day of each month.
  * Total returns may change over time due to funds being added or deleted from the category.

    THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE AND THE RUSSELL 1000 GROWTH INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

    THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

    THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

    IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
DECEMBER 31, 2004 TO JUNE 30, 2005                             0.20%*
ONE-YEAR:                                                     11.52
THREE-YEAR:                                                    8.69
FIVE-YEAR:                                                    -8.64
SINCE INCEPTION MAY 1, 1997:                                   7.83

  * TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

    REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

    THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURNS MEASURE THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)                AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2005, the USAA Life Aggressive Growth Fund had a total return of 0.20%. This compares to a return of -1.42% for the Lipper Variable Annuity Large-Cap Growth Funds Average and -1.72% for the Russell 1000 Growth Index.

PORTFOLIO STRATEGY
The Fund's outperformance relative to the Russell 1000 Growth Index was led by strong stock selection in the health care sector; longtime holdings Genentech, Inc. (biotechnology) and UnitedHealth Group, Inc. (managed health care) posted returns of approximately 47% and 18%, respectively. We believe that Genentech, Inc., the largest individual contributor to the Fund's return, has strong research and development capabilities, unique products, and a talented management team.

Homebuilders were another area of strength, led by KB Home and Toll Brothers, Inc., both of which gained more than 45% over the period. Other individual holdings that had a positive, material effect on performance were Google, Inc. "A", Chicago Mercantile Exchange Holdings, Inc., and CVS Corp.

The Fund remained underweight in energy, which hurt performance because the sector was the strongest in the index during the period. To a lesser degree, an underweight position in semiconductors also detracted from performance. Other individual stocks that held back performance were eBay, Inc., which declined by 30% prior to being sold by the Fund, and hotel/leisure positions Four Seasons Hotels, Inc. and Wynn Resorts Ltd. A final area of weakness was stock selection and an overweight posture in the industrials sector.

OUTLOOK
The Fund's investment posture as of June 30, 2005, was oriented primarily toward the health care, consumer discretionary, industrial, and financial sectors. The Fund had little or no exposure to the energy, materials, and telecommunications sectors.

--------------------------------------------------------------------------------
 TOP 10 EQUITY HOLDINGS
 AS OF JUNE 30, 2005
--------------------------------------------------------------------------------
                                                             % of
                                                           Net Assets
UnitedHealth Group, Inc.                                      9.3%
Genentech, Inc.                                               7.8
General Electric Co.                                          5.2
Procter & Gamble Co.                                          4.0
Zimmer Holdings, Inc.                                         3.7
Lowe's Companies, Inc.                                        3.6
Countrywide Financial Corp.                                   3.5
FedEx Corp.                                                   3.5
Google, Inc. "A"                                              3.2
SLM Corp.                                                     3.1

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

ASSET ALLOCATION
AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Health Care                                                   29.6%
Consumer Discretionary                                        24.1
Industrials                                                   15.8
Financials                                                    14.1
Information Technology                                         8.0
Consumer Staples                                               7.1
Utilities                                                      0.9
Energy                                                         0.3

                                   [END CHART]

    PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                     AN OVERVIEW                       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN THE FOLLOWING TARGET RANGES: 50-70% FOR EQUITY SECURITIES AND 30-50% FOR DEBT SECURITIES AND MONEY MARKET INSTRUMENTS.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                         USAA LIFE       LIPPER VARIABLE      LEHMAN BROTHERS
                   RUSSELL 3000(R)      DIVERSIFIED      ANNUITY BALANCED      U.S. AGGREGATE
                       INDEX            ASSETS FUND       FUNDS AVERAGE*         BOND INDEX
                   --------------      ------------      ----------------     ---------------
  6/30/1995         $10000.00           $10000.00           $10000.00             $10000.00
  7/31/1995          10401.55            10132.74            10224.44               9977.67
  8/31/1995          10493.87            10300.88            10306.42              10098.08
  9/30/1995          10900.50            10592.92            10536.71              10196.32
 10/31/1995          10806.37            10522.12            10497.43              10328.92
 11/30/1995          11285.64            10858.41            10819.95              10483.70
 12/31/1995          11469.99            11179.75            10975.77              10630.83
  1/31/1996          11802.90            11357.36            11173.49              10701.42
  2/29/1996          11977.01            11366.70            11191.99              10515.41
  3/31/1996          12097.40            11600.39            11241.89              10442.31
  4/30/1996          12326.78            11506.92            11324.87              10383.59
  5/31/1996          12642.25            11637.78            11464.08              10362.50
  6/30/1996          12601.43            11806.04            11494.95              10501.66
  7/31/1996          11941.77            11506.92            11197.95              10530.40
  8/31/1996          12304.04            11675.17            11394.18              10512.75
  9/30/1996          12973.69            12105.17            11843.30              10695.96
 10/31/1996          13210.85            12441.68            12078.69              10932.89
 11/30/1996          14142.70            12965.15            12613.96              11120.15
 12/31/1996          13972.37            12778.90            12434.10              11016.76
  1/31/1997          14745.57            13104.54            12825.25              11050.50
  2/28/1997          14761.69            13242.69            12828.94              11077.98
  3/31/1997          14093.72            12897.31            12445.17              10955.22
  4/30/1997          14787.95            13222.95            12829.86              11119.22
  5/31/1997          15797.94            13819.84            13382.17              11224.33
  6/30/1997          16454.70            14204.57            13777.13              11357.55
  7/31/1997          17744.67            14923.41            14575.75              11663.83
  8/31/1997          17024.96            14457.68            14132.49              11564.34
  9/30/1997          17990.34            15014.53            14659.86              11734.89
 10/31/1997          17386.06            14852.54            14409.14              11905.13
 11/30/1997          18051.73            15206.89            14646.47              11959.96
 12/31/1997          18413.32            15423.76            14851.98              12080.37
  1/31/1998          18508.75            15583.53            14971.73              12235.46
  2/28/1998          19832.77            16211.99            15574.95              12226.25
  3/31/1998          20815.70            16648.71            16053.68              12268.26
  4/30/1998          21020.37            16680.66            16160.34              12332.30
  5/31/1998          20501.64            16652.21            16056.19              12449.28
  6/30/1998          21194.86            16737.50            16373.40              12554.86
  7/31/1998          20810.03            16375.03            16202.26              12581.57
  8/31/1998          17622.21            15021.11            14797.51              12786.32
  9/30/1998          18824.30            15554.15            15429.29              13085.73
 10/31/1998          20253.19            16055.21            15968.61              13016.54
 11/30/1998          21491.90            16694.86            16560.99              13090.42
 12/31/1998          22857.89            16909.57            17141.91              13129.77
  1/31/1999          23634.42            16965.67            17444.37              13223.48
  2/28/1999          22797.27            16797.36            16984.62              12992.64
  3/31/1999          23633.76            17246.19            17407.12              13064.65
  4/30/1999          24700.54            18345.81            18001.70              13106.03
  5/31/1999          24231.10            18237.39            17714.23              12991.24
  6/30/1999          25455.63            18693.62            18239.07              12949.85
  7/31/1999          24683.77            18237.39            17890.26              12894.72
  8/31/1999          24403.10            17973.25            17662.43              12888.16
  9/30/1999          23779.38            17565.04            17463.56              13037.78
 10/31/1999          25270.97            17925.23            17974.07              13085.89
 11/30/1999          25978.21            17889.21            18159.29              13084.95
 12/31/1999          27635.82            18190.69            18763.37              13021.85
  1/31/2000          26552.46            17706.98            18253.64              12979.21
  2/29/2000          26798.57            17237.92            18224.06              13136.18
  3/31/2000          28897.94            18513.17            19239.65              13309.23
  4/30/2000          27879.57            18483.85            18877.32              13271.12
  5/31/2000          27096.52            18511.94            18628.41              13265.03
  6/30/2000          27898.78            18687.97            19018.80              13541.01
  7/31/2000          27405.67            18482.60            18964.83              13663.92
  8/31/2000          29438.13            18996.01            19805.23              13861.96
  9/30/2000          28105.24            18629.29            19331.13              13949.11
 10/31/2000          27705.07            18775.98            19279.27              14041.42
 11/30/2000          25151.45            18599.95            18549.88              14271.01
 12/31/2000          25574.12            18922.67            18999.72              14535.74
  1/31/2001          26448.98            20360.20            19462.47              14773.45
  2/28/2001          24032.39            19949.48            18683.15              14902.15
  3/31/2001          22465.82            19700.11            18072.17              14976.96
  4/30/2001          24267.47            20521.56            18828.01              14914.80
  5/31/2001          24462.37            21054.32            18981.02              15004.76
  6/30/2001          24011.31            20772.93            18748.98              15061.46
  7/31/2001          23615.59            21137.08            18769.76              15398.19
  8/31/2001          22221.41            20822.59            18244.56              15574.52
  9/30/2001          20260.92            19680.49            17308.05              15756.01
 10/31/2001          20732.32            20044.64            17683.47              16085.71
 11/30/2001          22329.18            21219.84            18382.31              15863.93
 12/31/2001          22643.91            21451.57            18487.72              15763.20
  1/31/2002          22359.97            21236.39            18356.65              15890.80
  2/28/2002          21902.73            20938.46            18253.50              16044.79
  3/31/2002          22863.06            21501.23            18605.09              15777.88
  4/30/2002          21663.56            21070.87            18202.61              16083.84
  5/31/2002          21412.57            21301.15            18206.16              16220.50
  6/30/2002          19871.20            19924.00            17431.80              16360.75
  7/31/2002          18291.38            18993.98            16631.36              16558.17
  8/31/2002          18377.78            19154.94            16775.66              16837.74
  9/30/2002          16446.82            18117.61            15823.32              17110.44
 10/31/2002          17756.42            18743.58            16424.06              17032.50
 11/30/2002          18830.89            19602.07            17005.64              17027.97
 12/31/2002          17766.28            19011.86            16596.85              17379.70
  1/31/2003          17331.55            18707.81            16360.78              17394.54
  2/28/2003          17046.42            18689.93            16277.89              17635.22
  3/31/2003          17225.67            18761.47            16352.85              17621.63
  4/30/2003          18632.29            19691.49            17206.78              17767.04
  5/31/2003          19757.01            20601.46            17955.39              18098.30
  6/30/2003          20023.63            20842.09            18083.53              18062.38
  7/31/2003          20482.97            20953.15            18061.79              17455.14
  8/31/2003          20936.88            21267.81            18357.46              17571.03
  9/30/2003          20709.57            21286.32            18393.39              18036.14
 10/31/2003          21962.90            22119.27            18962.05              17867.93
 11/30/2003          22265.42            22341.38            19142.20              17910.73
 12/31/2003          23283.84            22989.23            19808.81              18093.00
  1/31/2004          23769.55            23266.88            20057.96              18238.56
  2/29/2004          24089.77            23581.54            20311.23              18435.98
    3/31/04          23803.82            23414.96            20221.41              18574.04
  4/30/2004          23311.64            22970.72            19777.97              18090.81
  5/31/2004          23650.44            23131.55            19881.20              18018.34
  6/30/2004          24120.48            23603.62            20214.58              18120.17
  7/31/2004          23208.36            23018.25            19826.35              18299.78
  8/31/2004          23303.94            23056.02            19967.13              18648.86
  9/30/2004          23662.16            23339.26            20221.32              18699.46
 10/31/2004          24050.80            23546.98            20442.40              18856.27
 11/30/2004          25168.83            24264.53            21001.09              18705.86
 12/31/2004          26065.63            24944.31            21543.04              18877.98
  1/31/2005          25371.38            24585.53            21265.78              18996.52
  2/28/2005          25929.89            24849.90            21561.20              18884.38
  3/31/2005          25491.31            24566.65            21299.15              18787.39
  4/30/2005          24937.47            24321.17            21080.86              19041.66
  5/31/2005          25882.39            24992.47            21555.39              19247.66
  6/30/2005          26063.20            25127.67            21692.69              19352.62

                                   [END CHART]

  Data represents the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

-------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2005
-------------------------------------------------------------------------
DECEMBER 31, 2004 TO JUNE 30, 2005                      0.74%*
ONE-YEAR:                                               6.46
THREE-YEAR:                                             8.04
FIVE-YEAR:                                              6.10
10-YEAR:                                                9.65

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)       AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2005, the USAA Life Diversified Assets Fund had a total return of 0.74%. This compares to a return of 0.51% for the Lipper Variable Annuity Balanced Funds Average, 2.51% for the Lehman Brothers U.S. Aggregate Bond Index, and -0.01% for the Russell 3000 Index.

PORTFOLIO STRATEGY
STOCKS - The positive performance of the equity portion of the Fund relative to its Russell 3000 benchmark was driven by stock selection within the consumer discretionary, consumer staples, and energy sectors. An overweight allocation to the energy sector and underweight positions in the financial and telecommu-nications sectors were also beneficial to relative performance. In terms of individual stocks, ConocoPhillips was the leading contributor to performance.

Partially offsetting strength in these areas was stock selection within the health care, information technology, and materials sectors. Much of the shortfall in health care was attributable to our position in Elan Corp. plc ADR, because the company was forced to pull its multiple sclerosis drug from the market, leading us to sell the stock prior to the end of the period. Other stocks that detracted from performance were Symbol Technologies, Inc., Time Warner, Inc., and Tyco International, Ltd.

ASSET ALLOCATION
AS OF JUNE 30, 2005
------------------------------------------------------

            [PIE CHART OF ASSET ALLOCATION]

Money Market Instruments                         8.0%
Bonds                                           32.1
Equity Securities                               59.6

                     [END CHART]

Percentages are of Fund net assets and may not equal 100%.

During the reporting period, we reduced the cyclical tilt of the portfolio, shifting toward more stable growth companies as the economic cycle matured. We added to holdings in health care, with health care equipment and services companies representing the Fund's greatest relative overweight at the end of the period. We became more cautious in the energy sector during the recent rally as inventory levels rose, but remain modestly overweight given our favorable longer-term view. At the end of the period we were underweight in financials, utilities, consumer staples, and telecommunications services stocks.

Going forward, we will continue to look for attractively valued stocks with emphasis on superior earnings quality.

BONDS - With interest rates relatively low, the Fund began the year with a defensive posture. We took advantage of higher interest rates at the end of March to extend duration (a measure of interest-rate sensitivity), but then shortened duration slightly in early June when the yield on the 10-year U.S. Treasury bond fell below 3.90%. Overall, the Fund's slight underweight in longer-term securities detracted from performance because the longest-term securities performed the best.

Within the Fund's corporate bond allocation, our focus on higher-quality securities proved beneficial because, for the first time in several years, they outperformed lower-quality corporates. U.S. Treasury inflation-protected securities (TIPS), which had been among the Fund's best-performing holdings over the past three years, lagged traditional U.S. Treasuries during the period even though inflation expectations rose.

As the Federal Reserve Board continues to raise short-term interest rates, our view is that a 10-year U.S. Treasury yield under 4% doesn't offer much value, nor does it adequately reflect inflation risk. However, we are not overly bearish on long-term interest rates, and therefore will look to add securities at more attractive yield levels. The widening of the spread between corporate and U.S. Treasury securities off the very narrow levels of early 2005 has created additional opportunities in corporate bonds, and we continue to find value in mortgage-backed and asset-backed securities on a case-by-case basis.

------------------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
Detroit Edison Securitization
Funding, LLC                                  2.3%

Devon Financing Corp.,
ULC, Notes                                    2.3

Imperial Bank,
Subordinated Notes                            2.3

U.S. Treasury
Inflation-Indexed Notes                       2.3

Waste Management, Inc.,
Senior Notes                                  2.3

------------------------------------------------------
TOP 10 INDUSTRIES*
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
Oil & Gas Exploration & Production            4.3%
Pharmaceuticals                               3.6
Asset-Backed Securities                       3.3
Commercial Mortgage-Backed
Securities                                    3.2
Integrated Oil & Gas                          2.8
Health Care Equipment                         2.7
Regional Banks                                2.7
Aerospace & Defense                           2.6
Diversified Banks                             2.5
Environmental & Facilities Services           2.5

------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
Microsoft Corp.                               1.7%
Bank of America Corp.                         1.5
Citigroup, Inc.                               1.4
General Electric Co.                          1.4
Time Warner, Inc.                             1.4
Exxon Mobil Corp.                             1.3
Proctor & Gamble Co.                          1.2
ConocoPhillips                                1.1
Abbott Laboratories                           1.0
Noble Energy, Inc.                            1.0

* 5.3% OF THE FUND WAS IN U.S. TREASURY SECURITIES AS OF JUNE 30, 2005. REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                        AN OVERVIEW                    JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                  LIPPER
                                             VARIABLE ANNUITY            USAA LIFE
                          RUSSELL             MULTI-CAP CORE             GROWTH AND
                       3000(R) INDEX          FUNDS AVERAGE*            INCOME FUND
                       -------------         ----------------           ------------
 6/30/1995               $10000.00               $10000.00               $10000.00
 7/31/1995                10401.55                10431.26                10291.85
 8/31/1995                10493.87                10532.93                10463.52
 9/30/1995                10900.50                10809.35                10755.36
10/31/1995                10806.37                10631.18                10497.85
11/30/1995                11285.64                11004.65                11072.96
12/31/1995                11469.99                11102.58                11306.67
 1/31/1996                11802.90                11361.12                11566.90
 2/29/1996                11977.01                11575.54                11701.51
 3/31/1996                12097.40                11707.28                12123.26
 4/30/1996                12326.78                11982.07                12275.81
 5/31/1996                12642.25                12229.86                12437.34
 6/30/1996                12601.43                12109.80                12446.31
 7/31/1996                11941.77                11512.80                11880.98
 8/31/1996                12304.04                11866.86                12311.71
 9/30/1996                12973.69                12460.45                12903.96
10/31/1996                13210.85                12633.13                13182.14
11/30/1996                14142.70                13387.97                14025.66
12/31/1996                13972.37                13209.22                14034.77
 1/31/1997                14745.57                13824.41                14612.57
 2/28/1997                14761.69                13736.62                14733.72
 3/31/1997                14093.72                13194.67                14314.35
 4/30/1997                14787.95                13682.07                14743.04
 5/31/1997                15797.94                14602.50                15795.26
 6/30/1997                16454.70                15175.88                16404.57
 7/31/1997                17744.67                16388.21                17491.96
 8/31/1997                17024.96                15852.48                16967.01
 9/30/1997                17990.34                16678.62                17716.94
10/31/1997                17386.06                16011.40                17004.51
11/30/1997                18051.73                16326.68                17510.71
12/31/1997                18413.32                16541.42                17743.60
 1/31/1998                18508.75                16581.36                17605.45
 2/28/1998                19832.77                17711.97                18878.48
 3/31/1998                20815.70                18513.95                19855.47
 4/30/1998                21020.37                18723.01                19973.89
 5/31/1998                20501.64                18244.75                19475.38
 6/30/1998                21194.86                18759.29                19485.37
 7/31/1998                20810.03                18371.85                18476.64
 8/31/1998                17622.21                15468.48                15660.20
 9/30/1998                18824.30                16404.19                16169.56
10/31/1998                20253.19                17556.85                17437.96
11/30/1998                21491.90                18467.62                18486.63
12/31/1998                22857.89                19646.70                18972.32
 1/31/1999                23634.42                20286.51                19494.97
 2/28/1999                22797.27                19532.51                19003.68
 3/31/1999                23633.76                20402.61                19934.00
 4/30/1999                24700.54                21302.84                21376.52
 5/31/1999                24231.10                21011.42                21121.70
 6/30/1999                25455.63                22181.76                22128.99
 7/31/1999                24683.77                21594.42                21436.48
 8/31/1999                24403.10                21242.44                20922.34
 9/30/1999                23779.38                20801.70                20208.84
10/31/1999                25270.97                21938.81                21037.76
11/30/1999                25978.21                22673.47                21090.22
12/31/1999                27635.82                24451.53                21755.88
 1/31/2000                26552.46                23633.30                20839.23
 2/29/2000                26798.57                24508.00                19818.16
 3/31/2000                28897.94                26297.42                22057.56
 4/30/2000                27879.57                25345.56                22080.77
 5/31/2000                27096.52                24627.88                22258.58
 6/30/2000                27898.78                25344.00                22177.13
 7/31/2000                27405.67                24963.76                21711.71
 8/31/2000                29438.13                26862.92                22828.71
 9/30/2000                28105.24                25553.54                21979.33
10/31/2000                27705.07                25132.38                22537.83
11/30/2000                25151.45                23028.64                21734.98
12/31/2000                25574.12                23927.62                22561.10
 1/31/2001                26448.98                24481.54                23073.06
 2/28/2001                24032.39                22660.45                22037.51
 3/31/2001                22465.82                21280.13                21095.04
 4/30/2001                24267.47                22957.44                22712.36
 5/31/2001                24462.37                23049.05                22773.32
 6/30/2001                24011.31                22488.51                22152.12
 7/31/2001                23615.59                22111.65                22301.21
 8/31/2001                22221.41                20905.25                20959.41
 9/30/2001                20260.92                18903.31                19207.62
10/31/2001                20732.32                19336.30                19456.10
11/30/2001                22329.18                20707.48                20971.83
12/31/2001                22643.91                21073.54                21232.74
 1/31/2002                22359.97                20692.84                20884.87
 2/28/2002                21902.73                20240.28                20636.38
 3/31/2002                22863.06                21108.46                21270.01
 4/30/2002                21663.56                20143.33                20189.12
 5/31/2002                21412.57                19983.87                20031.90
 6/30/2002                19871.20                18355.01                18543.74
 7/31/2002                18291.38                16804.55                17184.99
 8/31/2002                18377.78                16899.53                17249.69
 9/30/2002                16446.82                15192.28                15489.78
10/31/2002                17756.42                16104.28                16576.78
11/30/2002                18830.89                17225.20                17754.37
12/31/2002                17766.28                16175.37                16667.37
 1/31/2003                17331.55                15807.32                16188.57
 2/28/2003                17046.42                15484.78                15916.82
 3/31/2003                17225.67                15536.48                16020.34
 4/30/2003                18632.29                16788.04                17236.75
 5/31/2003                19757.01                18012.80                18287.43
 6/30/2003                20023.63                18229.73                18657.56
 7/31/2003                20482.97                18637.40                19096.24
 8/31/2003                20936.88                19220.44                19521.21
 9/30/2003                20709.57                18940.05                19233.33
10/31/2003                21962.90                20223.59                20508.24
11/30/2003                22265.42                20589.71                20809.83
12/31/2003                23283.84                21444.77                21673.48
 1/31/2004                23769.55                21949.75                21975.07
 2/29/2004                24089.77                22336.68                22331.50
 3/31/2004                23803.82                22091.35                22016.20
 4/30/2004                23311.64                21503.12                21646.06
 5/31/2004                23650.44                21848.80                21916.41
 6/30/2004                24120.48                22441.18                22552.47
 7/31/2004                23208.36                21371.27                21626.04
 8/31/2004                23303.94                21272.85                21529.24
 9/30/2004                23662.16                21795.40                21902.58
10/31/2004                24050.80                22124.78                22096.17
11/30/2004                25168.83                23353.56                23202.36
12/31/2004                26065.63                24161.75                24087.31
 1/31/2005                25371.38                23578.05                23561.87
 2/28/2005                25929.89                24108.81                24018.17
 3/31/2005                25491.31                23638.63                23631.01
 4/30/2005                24937.47                22912.53                23147.05
 5/31/2005                25882.39                23848.24                24015.27
 6/30/2005                26063.20                24149.82                24138.50

                                    [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE  LIPPER  VARIABLE  ANNUITY  MULTI-CAP  CORE  FUNDS  AVERAGE  IS THE  AVERAGE
PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE 1995 CALCULATIONS FOR ALL INDICES ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2005
------------------------------------------------------
DECEMBER 31, 2004 TO JUNE 30, 2005            0.21%*
ONE-YEAR:                                     7.03
THREE-YEAR:                                   9.19
FIVE-YEAR:                                    1.71
10-YEAR:                                      9.21

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)       AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2005, the USAA Life Growth and Income Fund had a total return of 0.21%. This compares to a return of -0.59% for the Lipper Variable Annuity Multi-Cap Core Funds Average and -0.01% for the Russell 3000 Index.

PORTFOLIO STRATEGY
The Fund's positive performance relative to its Russell 3000 benchmark was driven by stock selection within the consumer discretionary, consumer staples, and energy sectors. An overweight position in the energy sector and underweight positions in the financials and telecommunications sectors were also beneficial to relative performance.

In the consumer discretionary sector, specialty retailers performed well, including our position in Michaels Stores, Inc., which continued to show positive sales trends. Rising oil prices helped our energy holdings; ConocoPhillips was the leading contributor to performance while Noble Energy, Inc., Chesapeake Energy Corp., Exxon Mobil Corp., and GlobalSantaFe Corp. all contributed meaningfully to the Fund's absolute return.

Partially offsetting strength in these areas was stock selection within the health care, information technology, and materials sectors. Much of the short-fall in health care was attributable to our position in Elan Corp. plc ADR, because the company was forced to pull its multiple sclerosis drug from the market, leading us to sell the stock prior to the end of the period. Other stocks that detracted from performance were Symbol Technologies, Inc., Time Warner, Inc., and Tyco International Ltd.

OUTLOOK
During the reporting period, we reduced the cyclical tilt of the portfolio, shifting toward more stable growth companies as the economic cycle matured. We added to holdings in health care, with health care equipment and services companies representing the Fund's greatest relative overweight at the end of the period. We became more cautious in the energy sector during the recent rally as inventory levels rose, but remain modestly overweight given our favorable longer-term view. At the end of the period we were underweight financials, utilities, consumer staples, and telecommunications services stocks.

Going forward, we will continue to look for attractively valued stocks with emphasis on superior earnings quality.

------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
Microsoft Corp.                               2.8%
Bank of America Corp.                         2.6
Citigroup, Inc.                               2.3
General Electric Co.                          2.3
Exxon Mobil Corp.                             2.2
Time Warner, Inc.                             2.2
Proctor & Gamble Co.                          2.0
ConocoPhillips                                1.8
Abbott Laboratories                           1.7
Noble Energy, Inc.                            1.6

ASSET ALLOCATION
AS OF JUNE 30, 2005
------------------------------------------------------

           [PIE CHART OF ASSET ALLOCATION]

Money Market Funds                             1.3%
Telecommunication Services                     1.3
Utilities                                      1.3
Exchange-Traded Funds                          1.5
Materials                                      3.4
Consumer Staples                               6.2
Energy                                        10.1
Industrials                                   10.8
Consumer Discretionary                        14.2
Information Technology                        16.3
Financials                                    16.5
Health Care                                   17.2

                    [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                        AN OVERVIEW                    JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
The Fund invests its assets primarily in U. S. dollar-denominated debt and income-producing securities that have been selected for their high yields relative to the risk involved.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                                      LIPPER VARIABLE
                      LEHMAN BROTHERS                                ANNUITY CORPORATE
                       U.S. AGGREGATE            USAA LIFE               DEBT FUNDS
                         BOND INDEX             INCOME FUND           A-RATED AVERAGE*
                      ---------------           -----------          ------------------
 6/30/1995               $10000.00               $10000.00               $10000.00
 7/31/1995                 9977.67                 9982.17                 9955.43
 8/31/1995                10098.08                10160.43                10092.62
 9/30/1995                10196.32                10383.24                10203.56
10/31/1995                10328.92                10579.32                10357.50
11/30/1995                10483.70                10784.31                10526.35
12/31/1995                10630.83                11041.58                10694.00
 1/31/1996                10701.42                11100.11                10746.89
 2/29/1996                10515.41                10719.70                10512.21
 3/31/1996                10442.31                10573.39                10429.15
 4/30/1996                10383.59                10417.32                10352.31
 5/31/1996                10362.50                10397.82                10331.37
 6/30/1996                10501.66                10573.39                10458.28
 7/31/1996                10530.40                10544.13                10482.26
 8/31/1996                10512.75                10505.11                10460.44
 9/30/1996                10695.96                10700.19                10645.85
10/31/1996                10932.89                10992.81                10887.61
11/30/1996                11120.15                11217.16                11092.34
12/31/1996                11016.76                11116.10                10983.90
 1/31/1997                11050.50                11158.41                11009.73
 2/28/1997                11077.98                11200.71                11045.19
 3/31/1997                10955.22                10989.18                10913.15
 4/30/1997                11119.22                11137.25                11061.46
 5/31/1997                11224.33                11267.48                11162.96
 6/30/1997                11357.55                11447.85                11309.41
 7/31/1997                11663.83                11787.36                11645.79
 8/31/1997                11564.34                11681.26                11513.46
 9/30/1997                11734.89                11925.28                11702.59
10/31/1997                11905.13                12095.04                11846.88
11/30/1997                11959.96                12232.96                11894.68
12/31/1997                12080.37                12405.66                12018.83
 1/31/1998                12235.46                12575.45                12167.69
 2/28/1998                12226.25                12552.81                12157.26
 3/31/1998                12268.26                12586.77                12200.08
 4/30/1998                12332.30                12632.04                12260.90
 5/31/1998                12449.28                12813.92                12390.79
 6/30/1998                12554.86                12984.17                12493.38
 7/31/1998                12581.57                13018.21                12506.50
 8/31/1998                12786.32                13199.81                12637.54
 9/30/1998                13085.73                13404.11                12912.65
10/31/1998                13016.54                13426.81                12792.57
11/30/1998                13090.42                13494.91                12910.31
12/31/1998                13129.77                13543.48                12966.99
 1/31/1999                13223.48                13618.10                13064.43
 2/28/1999                12992.64                13369.37                12789.17
 3/31/1999                13064.65                13369.37                12875.62
 4/30/1999                13106.03                13381.81                12915.26
 5/31/1999                12991.24                13201.91                12763.03
 6/30/1999                12949.85                13077.25                12702.08
 7/31/1999                12894.72                12977.52                12652.87
 8/31/1999                12888.16                12927.65                12622.39
 9/30/1999                13037.78                13064.78                12756.15
10/31/1999                13085.89                13089.72                12775.47
11/30/1999                13084.95                13039.85                12785.42
12/31/1999                13021.85                12844.78                12726.76
 1/31/2000                12979.21                12830.72                12690.09
 2/29/2000                13136.18                13041.53                12825.91
 3/31/2000                13309.23                13252.33                12984.92
 4/30/2000                13271.12                13196.11                12893.85
 5/31/2000                13265.03                13196.11                12848.45
 6/30/2000                13541.01                13505.29                13122.38
 7/31/2000                13663.92                13702.03                13237.39
 8/31/2000                13861.96                13912.83                13414.82
 9/30/2000                13949.11                14039.31                13494.12
10/31/2000                14041.42                14109.58                13536.97
11/30/2000                14271.01                14306.33                13739.13
12/31/2000                14535.74                14643.61                14018.52
 1/31/2001                14773.45                14910.62                14271.22
 2/28/2001                14902.15                15065.21                14399.68
 3/31/2001                14976.96                15205.74                14472.33
 4/30/2001                14914.80                15149.53                14395.98
 5/31/2001                15004.76                15255.97                14488.24
 6/30/2001                15061.46                15315.16                14535.72
 7/31/2001                15398.19                15714.69                14868.55
 8/31/2001                15574.52                15892.25                15024.06
 9/30/2001                15756.01                16055.02                15124.25
10/31/2001                16085.71                16276.98                15413.43
11/30/2001                15863.93                15907.05                15216.67
12/31/2001                15763.20                15699.89                15110.24
 1/31/2002                15890.80                15833.07                15215.34
 2/28/2002                16044.79                15921.85                15336.39
 3/31/2002                15777.88                15581.51                15092.78
 4/30/2002                16083.84                15744.28                15341.02
 5/31/2002                16220.50                15879.23                15467.26
 6/30/2002                16360.75                16036.45                15549.76
 7/31/2002                16558.17                16083.62                15683.96
 8/31/2002                16837.74                16382.34                15945.96
 9/30/2002                17110.44                16649.61                16190.76
10/31/2002                17032.50                16413.78                16075.32
11/30/2002                17027.97                16571.00                16111.78
12/31/2002                17379.70                16948.33                16440.84
 1/31/2003                17394.54                17011.22                16468.32
 2/28/2003                17635.22                17184.16                16691.98
 3/31/2003                17621.63                17184.16                16694.52
 4/30/2003                17767.04                17341.38                16874.55
 5/31/2003                18098.30                17666.55                17204.35
 6/30/2003                18062.38                17699.35                17184.99
 7/31/2003                17455.14                17026.81                16611.63
 8/31/2003                17571.03                17174.44                16722.53
 9/30/2003                18036.14                17650.14                17176.92
10/31/2003                17867.93                17568.13                17035.34
11/30/2003                17910.73                17633.74                17093.95
12/31/2003                18093.00                17781.37                17259.81
 1/31/2004                18238.56                17929.00                17397.16
 2/29/2004                18435.98                18093.04                17561.27
 3/31/2004                18574.04                18224.27                17694.44
 4/30/2004                18090.81                17699.35                17255.80
 5/31/2004                18018.34                17642.53                17165.90
 6/30/2004                18120.17                17729.44                17253.63
 7/31/2004                18299.78                17903.26                17418.57
 8/31/2004                18648.86                18216.13                17737.56
 9/30/2004                18699.46                18250.89                17792.16
10/31/2004                18856.27                18442.09                17935.37
11/30/2004                18705.86                18320.42                17816.46
12/31/2004                18877.98                18476.85                17990.73
 1/31/2005                18996.52                18581.15                18102.88
 2/28/2005                18884.38                18459.47                18016.07
 3/31/2005                18787.39                18372.56                17907.40
 4/30/2005                19041.66                18668.05                18126.47
 5/31/2005                19247.66                18847.25                18307.87
 6/30/2005                19352.62                18920.16                18410.10

                                   [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE LEHMAN BROTHERS U.S. AGGREGATE INTERMEDIATE INDEX IS AN UNMANAGED INDEX COMPRISED OF U.S. INVESTMENT-GRADE FIXED-INCOME SECURITIES INCLUDING GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES FROM THE MORE COMPREHENSIVE LEHMAN BROTHERS U.S. AGGREGATE INDEX. THE INDEX CONCENTRATES ON INTERMEDIATE MATURITY BONDS AND EXCLUDES ALL MATURITIES FROM THE BROADER INDEX BELOW ONE YEAR AND ABOVE 9.9 YEARS. THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2005
------------------------------------------------------
DECEMBER 31, 2004 TO JUNE 30, 2005            2.40%*
ONE-YEAR:                                     6.72
THREE-YEAR:                                   5.67
FIVE-YEAR:                                    6.98
10-YEAR:                                      6.58

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)       AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2005, the USAA Life Income Fund had a total return of 2.40%. This compares to a return of 2.33% for the Lipper Variable Annuity Corporate Debt Funds A-Rated Average, 2.51% for the Lehman Brothers U.S. Aggregate Bond Index, and 1.84% for the Lehman Brothers U.S. Aggregate Intermediate Bond Index.

PORTFOLIO STRATEGY
With interest rates relatively low, the Fund began the year with a defensive posture. We took advantage of higher interest rates at the end of March to extend duration (a measure of interest-rate sensitivity), but then shortened duration slightly in early June when the yield on the 10-year U.S. Treasury bond fell below 3.90%. Overall, the Fund's slight underweight in longer-term securities detracted from performance as the longest-term securities performed the best.

Within the Fund's corporate bond allocation, our focus on higher-quality securities proved beneficial, because they outperformed lower-quality corporates for the first time in several years. The higher yields of the Fund's real estate investment trust (REIT) preferred securities also helped boost total return. U.S. Treasury inflation-protected securities (TIPS), which had been among the Fund's best-performing holdings over the past three years, lagged traditional U.S. Treasuries during the period even though inflation expectations rose.

OUTLOOK
As the Federal Reserve Board continues to raise short-term interest rates, our view is that a 10-year U.S. Treasury yield under 4% doesn't offer much value, nor does it adequately reflect inflation risk. However, we are not overly bearish on long-term interest rates, and therefore will look to add securities at more attractive yield levels. The widening of the spread between corporate and U.S. Treasury securities off the very narrow levels of early 2005 has created additional opportunities in corporate bonds, and we continue to find value in mortgage-backed and asset-backed securities on a case-by-case basis.

-----------------------------------------------------------------
TOP 10 SECURITIES
AS OF JUNE 30, 2005
-----------------------------------------------------------------

                                          Coupon       % of
                                           Rate      Net Assets
GNMA, Pool 471357, 2/15/33                 5.50%        4.7%
Household Finance Corp., Notes             6.38         4.4
Honda Auto Receivables
Owner Trust, Series 2005-3 Class A2        3.73         4.1
U.S. Treasury Note, 8/15/14                4.25         4.1
U.S. Treasury Note, 11/15/14               4.25         4.1
SLM Corp., MTN,
CPI Floating Rate Note                     4.52         4.0
Rowan Companies, Inc.,
Guaranteed Bond, Title XI                  2.80         3.1
Fannie Mae, Pool 254766, 6/01/33           5.00         3.0
GNMA, Pool 780770, 4/15/28                 6.00         2.4
Phillips Petroleum Co., Notes              8.75         2.4

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

ASSET ALLOCATION
AS OF JUNE 30, 2005
------------------------------------------------------

         [PIE CHART OF ASSET ALLOCATION]

Eurodollar and Yankee Obligations                 2.1%
Money Market Instruments                          2.1
Municipal Bonds                                   2.1
Asset-Backed Securities                           4.0
U.S. Treasury TIPS                                4.3
Commercial Mortgage-Backed Securities             5.4
U.S. Treasury Notes                               9.1
Preferred Stocks                                  9.3
U.S. Government Agency Issues                    21.6
Corporate Obligations                            39.1

                   [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                        AN OVERVIEW                    JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
The Fund invests its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                  LIPPER
                      LIPPER VARIABLE         VARIABLE ANNUITY                               MORGAN STANLEY
                       ANNUITY GLOBAL            GLOBAL CORE          USAA LIFE WORLD     CAPITAL INTERNATIONAL,
                       FUNDS AVERAGE*          FUNDS AVERAGE*           GROWTH FUND         INC.- WORLD INDEX
                      --------------          ----------------        ---------------     -----------------------
 6/30/1995               $10000.00               $10000.00               $10000.00               $10000.00
 7/31/1995                10544.07                10519.31                10502.24                10498.09
 8/31/1995                10506.50                10503.79                10421.52                10261.95
 9/30/1995                10683.28                10655.45                10556.05                10558.62
10/31/1995                10494.21                10508.82                10295.96                10390.11
11/30/1995                10644.70                10650.85                10448.43                10748.61
12/31/1995                10933.54                10966.52                10722.49                11060.59
 1/31/1996                11223.23                11224.50                11050.93                11258.39
 2/29/1996                11350.23                11339.00                11263.45                11324.65
 3/31/1996                11568.85                11557.15                11524.27                11510.75
 4/30/1996                11965.08                11946.43                12074.88                11779.05
 5/31/1996                12094.85                12032.63                12190.80                11786.88
 6/30/1996                12167.29                12115.97                12210.12                11844.11
 7/31/1996                11681.14                11598.73                11601.54                11423.16
 8/31/1996                11962.14                11839.27                11958.96                11552.08
 9/30/1996                12288.68                12158.47                12258.42                12001.99
10/31/1996                12310.59                12156.05                12219.78                12083.40
11/30/1996                12896.96                12764.21                12895.97                12758.15
12/31/1996                12953.77                12821.50                12987.46                12551.43
 1/31/1997                13258.35                13067.83                13485.81                12700.34
 2/28/1997                13384.88                13226.93                13465.47                12844.04
 3/31/1997                13260.29                13117.95                13333.25                12587.58
 4/30/1997                13442.98                13321.13                13506.15                12996.64
 5/31/1997                14233.26                14129.95                14288.74                13796.47
 6/30/1997                14873.77                14735.34                14947.11                14482.20
 7/31/1997                15632.82                15479.26                15677.49                15146.84
 8/31/1997                14713.48                14492.40                14947.11                14131.20
 9/30/1997                15651.95                15391.18                15831.80                14896.53
10/31/1997                14667.81                14444.21                14916.25                14110.10
11/30/1997                14675.40                14456.28                14669.36                14357.39
12/31/1997                14835.17                14678.70                14816.63                14529.96
 1/31/1998                15067.98                14894.40                14849.95                14932.47
 2/28/1998                16165.16                15962.20                15971.75                15940.15
 3/31/1998                16952.46                16732.34                16893.63                16610.80
 4/30/1998                17241.46                17037.95                17171.30                16770.63
 5/31/1998                17189.83                17029.25                16874.47                16557.95
 6/30/1998                17343.79                17249.66                16829.85                16948.40
 7/31/1998                17321.13                17295.81                16595.64                16918.69
 8/31/1998                14781.23                14833.70                13818.55                14660.00
 9/30/1998                14766.68                14781.98                13740.48                14916.76
10/31/1998                15717.67                15656.84                14855.78                16262.67
11/30/1998                16603.30                16500.52                15513.80                17227.25
12/31/1998                17599.48                17586.86                16515.16                18066.27
 1/31/1999                18072.23                18096.62                16917.41                18459.24
 2/28/1999                17448.20                17415.19                16365.76                17965.58
 3/31/1999                18102.39                17993.04                17101.30                18710.97
 4/30/1999                18843.02                18533.43                17710.42                19445.96
 5/31/1999                18249.77                17894.51                17244.85                18732.76
 6/30/1999                19381.04                18960.43                18245.72                19603.86
 7/31/1999                19493.02                19133.09                18429.79                19542.40
 8/31/1999                19569.28                19219.69                18590.85                19505.01
 9/30/1999                19586.63                19264.99                18314.75                19313.23
10/31/1999                20541.37                20342.69                18889.96                20314.48
11/30/1999                22485.12                22232.86                19902.33                20883.34
12/31/1999                25428.24                25212.92                21622.51                22571.07
 1/31/2000                24385.10                23923.95                20728.91                21275.92
 2/29/2000                26607.87                25757.32                21608.97                21330.74
 3/31/2000                27008.29                26266.35                22529.66                22802.45
 4/30/2000                25468.31                24763.27                21825.60                21835.70
 5/31/2000                24396.79                23639.12                21340.64                21280.28
 6/30/2000                25513.13                24696.66                22271.47                21994.20
 7/31/2000                24900.12                24073.50                21545.97                21372.40
 8/31/2000                25910.28                25028.90                22367.29                22064.97
 9/30/2000                24362.75                23524.57                20916.29                20889.13
10/31/2000                23738.60                22891.42                20108.66                20536.57
11/30/2000                22184.21                21322.54                18685.03                19287.12
12/31/2000                22785.62                21771.49                19386.53                19596.58
 1/31/2001                23292.13                22093.99                19921.43                19973.95
 2/28/2001                21201.30                19967.79                17897.48                18283.70
 3/31/2001                19637.46                18580.61                16408.43                17079.70
 4/30/2001                21237.61                20065.48                17854.11                18338.71
 5/31/2001                21059.91                19752.83                17419.54                18099.75
 6/30/2001                20397.50                19036.56                16884.22                17530.11
 7/31/2001                19867.90                18494.58                16609.33                17295.80
 8/31/2001                18949.70                17608.62                15990.34                16463.07
 9/30/2001                16934.14                15815.41                14413.01                15010.21
10/31/2001                17526.74                16299.63                14933.96                15296.83
11/30/2001                18648.20                17297.62                15845.63                16199.47
12/31/2001                18979.48                17557.09                16066.51                16299.67
 1/31/2002                18320.82                16964.93                15583.64                15804.20
 2/28/2002                18153.87                16747.33                15583.64                15665.20
 3/31/2002                19087.97                17625.97                16388.42                16386.63
 4/30/2002                18517.03                17133.39                15949.45                15799.34
 5/31/2002                18530.84                17189.96                15989.66                15825.68
 6/30/2002                17399.48                16147.30                15067.18                14862.74
 7/31/2002                15785.33                14736.70                13661.50                13608.66
 8/31/2002                15884.45                14813.70                13807.92                13631.90
 9/30/2002                14301.64                13451.83                12739.02                12131.02
10/31/2002                15121.89                14240.91                13471.14                13024.88
11/30/2002                15880.26                14996.99                13939.70                13725.15
12/31/2002                15143.67                14391.88                13600.73                13058.30
 1/31/2003                14612.91                13905.99                13082.75                12660.36
 2/28/2003                14287.53                13629.75                12712.76                12438.78
 3/31/2003                14178.44                13576.20                12771.96                12397.72
 4/30/2003                15393.33                14752.65                13896.72                13496.39
 5/31/2003                16383.63                15648.71                14639.64                14264.79
 6/30/2003                16689.28                15913.13                14802.63                14509.88
 7/31/2003                17070.34                16185.16                14965.63                14802.83
 8/31/2003                17472.52                16520.26                15128.62                15120.83
 9/30/2003                17567.74                16645.96                15306.43                15211.83
10/31/2003                18588.87                17525.02                16076.93                16113.01
11/30/2003                18864.31                17782.86                16477.01                16356.55
12/31/2003                20011.06                18848.87                17470.69                17381.46
 1/31/2004                20418.15                19197.21                17784.27                17660.36
 2/29/2004                20775.73                19553.76                18217.30                17956.08
 3/31/2004                20747.46                19534.05                18157.58                17836.93
 4/30/2004                20179.15                19028.49                18038.12                17471.61
 5/31/2004                20204.04                18991.20                18181.96                17617.40
 6/30/2004                20564.22                19276.67                18570.40                17992.73
 7/31/2004                19768.35                18701.89                17987.74                17405.27
 8/31/2004                19770.55                18702.24                17987.74                17481.77
 9/30/2004                20325.54                19136.25                18406.06                17812.48
10/31/2004                20813.03                19552.08                18899.08                18248.36
11/30/2004                22033.19                20642.62                19885.12                19206.97
12/31/2004                22878.36                21464.64                20640.73                19940.16
 1/31/2005                22303.34                21046.25                20339.19                19491.22
 2/28/2005                22953.56                21750.22                20851.81                20108.66
 3/31/2005                22454.74                21298.10                20459.80                19720.02
 4/30/2005                21940.50                20817.68                20007.49                19288.68
 5/31/2005                22351.48                21125.02                20251.14                19631.39
 6/30/2005                22580.78                21330.82                20154.79                19801.25

                                   [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS, THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES BOTH INSIDE AND OUTSIDE OF THE U.S. CORE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-CASH FLOW RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE COMPARABLE TO THE S&P/Citigroup World BMI.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY
REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

---------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2005
---------------------------------------------------------------------
DECEMBER 31, 2004 TO JUNE 30, 2005                     -2.35%*
ONE-YEAR:                                               8.53
THREE-YEAR:                                            10.18
FIVE-YEAR:                                             -1.98
10-YEAR:                                                7.26

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)       AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2005, the USAA Life World Growth Fund had a total return of -2.35%. This compares to a total return of -0.70% for the Morgan Stanley Capital International (MSCI)-World Index and 0.59% for the Lipper Variable Annuity Global Core Funds Average.

PORTFOLIO STRATEGY
Even though the technology sector struggled, our stock selection in the sector was the most significant positive contributor to the Fund's performance. Specifically, we benefited from our overweight position in Samsung Electronics Co. Ltd. (Korea) as well as by not owning IBM (U.S.) or eBay, Inc. (U.S.). Strong corporate capital expenditure levels helped several of our holdings in the industrial goods sector, such as Atlas Copco AB "A" (Sweden) and Schneider Electric S.A. (France).

The Fund's leisure holdings detracted from relative performance as Viacom, Inc. "B" (U.S.) suffered from the lack of robust growth in advertising spending, and Nintendo Co. Ltd. (Japan) traded lower early in the year after management reported delays in the release of games to be used in its portable DS system. We continue to believe that Nintendo Co. Ltd. is well-positioned to build earnings through sales of its portable gaming devices as well as a new game console to be introduced early next year. Credit-card issuer MBNA Corp. (U.S.) suffered from competitive pressures as attempts to maintain market share resulted in decreased profitability, leading us to sell it during the period. Among special products and service, Accenture Ltd. "A" (U.S.) decreased along with the technology sector, but we remain positive on the stock longer-term.

OUTLOOK
We anticipate a deceleration of global earnings growth to normalized levels of 8% to 10% annually over the next three to five years. With cash balances still at high levels, corporate activity--including capital spending and share buybacks--should continue to support opportunities for well-positioned companies. We will continue to invest on a security-specific basis in order to capitalize on our core competency of bottom-up fundamental research.

------------------------------------------------------
TOP 10 INDUSTRIES
OF EQUITY HOLDINGS
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
------------------------------------------------------
Pharmaceuticals                               10.2%
Health Care Equipment                          4.9
Movies & Entertainment                         4.3
Apparel Retail                                 3.9
Household Products                             3.7
Industrial Gases                               3.7
Systems Software                               3.3
Packaged Foods & Meat                          3.1
Regional Banks                                 2.8
Casinos & Gaming                               2.7

------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2005
------------------------------------------------------

                                              % of
                                           Net Assets
------------------------------------------------------
Reckitt Benckiser plc
(United Kingdom)                              3.4%
Roche Holdings AG
(Switzerland)                                 2.7
Air Liquide S.A. (France)                     2.4
Oracle Corp. (U.S.)                           2.1
American Express Co. (U.S.)                   2.0
Nestle S.A. (Switzerland)                     2.0
Sanofi-Aventis S.A. (France)                  1.9
Johnson & Johnson, Inc. (U.S.)                1.8
Sandvik AB (Sweden)                           1.8
Samsung Electronics Co. Ltd.
(Korea)                                       1.7

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                        AN OVERVIEW (Continued)        JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2005
------------------------------------------------------

[PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

Canada                                            2.4%
Spain                                             3.6
Sweden                                            4.2
Switzerland                                       6.5
Japan                                             9.6
France                                           12.7
United Kingdom                                   14.9
United States                                    34.2
Other*                                           11.1

                      [END CHART]

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
                                           COMMON STOCKS (99.9%)

            AEROSPACE & DEFENSE (4.7%)
    2,930   General Dynamics Corp.                                                                $   321
    2,483   Lockheed Martin Corp.                                                                     161
    7,634   United Technologies Corp.                                                                 392
                                                                                                  -------
                                                                                                      874
                                                                                                  -------
            AIR FREIGHT & LOGISTICS (3.5%)
    8,003   FedEx Corp.                                                                               648
                                                                                                  -------
            BIOTECHNOLOGY (7.8%)
   17,951   Genentech, Inc.*                                                                        1,441
                                                                                                  -------
            CASINOS & GAMING (1.9%)
    6,084   MGM Mirage, Inc.*                                                                         241
    2,487   Wynn Resorts Ltd.*                                                                        117
                                                                                                  -------
                                                                                                      358
                                                                                                  -------
            COMMUNICATIONS EQUIPMENT (3.1%)
   10,690   Cisco Systems, Inc.*                                                                      204
   10,935   QUALCOMM, Inc.                                                                            361
                                                                                                  -------
                                                                                                      565
                                                                                                  -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.4%)
    4,608   Caterpillar, Inc.                                                                         439
                                                                                                  -------
            CONSUMER ELECTRONICS (0.4%)
      864   Harman International Industries, Inc.                                                      70
                                                                                                  -------
            CONSUMER FINANCE (3.1%)
   11,172   SLM Corp.                                                                                 567
                                                                                                  -------
            DIVERSIFIED CAPITAL MARKETS (2.3%)
    5,457   UBS AG (Switzerland)                                                                      425
                                                                                                  -------
            DRUG RETAIL (2.3%)
    8,204   CVS Corp.                                                                                 239
    4,270   Walgreen Co.                                                                              196
                                                                                                  -------
                                                                                                      435
                                                                                                  -------
            FOOTWEAR (2.7%)
    5,723   Nike, Inc. "B"                                                                            496
                                                                                                  -------
            GENERAL MERCHANDISE STORES (2.3%)
    7,696   Target Corp.                                                                              419
                                                                                                  -------
            HEALTH CARE EQUIPMENT (5.5%)
    6,765   Medtronic, Inc.                                                                           351
    8,877   Zimmer Holdings, Inc.*                                                                    676
                                                                                                  -------
                                                                                                    1,027
                                                                                                  -------
            HEALTH CARE SERVICES (2.1%)
    7,298   Quest Diagnostics, Inc.                                                                   389
                                                                                                  -------
            HOME IMPROVEMENT RETAIL (3.6%)
   11,385   Lowe's Companies, Inc.                                                                    663
                                                                                                  -------
            HOMEBUILDING (5.3%)
    3,213   KB Home                                                                                   245
    5,963   Lennar Corp. "A"                                                                          378
    2,594   M.D.C. Holdings, Inc.                                                                     214
    1,340   Toll Brothers, Inc.*                                                                      136
                                                                                                  -------
                                                                                                      973
                                                                                                  -------
            HOTELS, RESORTS, & CRUISE LINES (3.5%)
    4,542   Four Seasons Hotels, Inc. (Canada)                                                        300
    7,200   Royal Caribbean Cruises Ltd.                                                              348
                                                                                                  -------
                                                                                                      648
                                                                                                  -------
            HOUSEHOLD PRODUCTS (4.0%)
   13,967   Procter & Gamble Co.                                                                      737
                                                                                                  -------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
    2,073   TXU Corp.                                                                                 172
                                                                                                  -------
            INDUSTRIAL CONGLOMERATES (5.2%)
   27,507   General Electric Co.                                                                      953
                                                                                                  -------
            INTERNET SOFTWARE & SERVICES (3.2%)
    1,981   Google, Inc. "A"*                                                                         583
                                                                                                  -------
            MANAGED HEALTH CARE (9.9%)
       20   Aetna, Inc.                                                                                 2
    1,476   PacifiCare Health Systems, Inc. "A"*                                                      105
   32,856   UnitedHealth Group, Inc.                                                                1,713
      100   WellPoint, Inc.*                                                                            7
                                                                                                  -------
                                                                                                    1,827
                                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,633   Canadian Natural Resources Ltd. (Canada)*                                                  59
                                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    6,637   Citigroup, Inc.                                                                           307
                                                                                                  -------
            PHARMACEUTICALS (4.3%)
    2,114   Johnson & Johnson, Inc.                                                                   137
    9,569   Pfizer, Inc.                                                                              264
    9,804   Sanofi-Aventis ADR (France)                                                               402
                                                                                                  -------
                                                                                                      803
                                                                                                  -------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
    2,527   St. Joe Co.                                                                               206
                                                                                                  -------
            REGIONAL BANKS (0.4%)
    4,300   UCBH Holdings, Inc.                                                                        70
                                                                                                  -------
            RESTAURANTS (4.4%)
    5,645   Starbucks Corp.*                                                                          291
    9,844   Yum! Brands, Inc.                                                                         513
                                                                                                  -------
                                                                                                      804
                                                                                                  -------
            SEMICONDUCTORS (1.4%)
   10,154   Intel Corp.                                                                               265
                                                                                                  -------
            SOFT DRINKS (0.8%)
    2,827   PepsiCo, Inc.                                                                             152
                                                                                                  -------
            SPECIALIZED FINANCE (2.0%)
    1,263   Chicago Mercantile Exchange Holdings, Inc.                                                373
                                                                                                  -------
            SYSTEMS SOFTWARE (0.3%)
    2,113   Adobe Systems, Inc.                                                                        61
                                                                                                  -------
            THRIFTS & MORTGAGE FINANCE (3.5%)
   16,958   Countrywide Financial Corp.                                                               655
                                                                                                  -------
            Total common stocks (cost: $13,372)                                                    18,464
                                                                                                  -------

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS (Continued)     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
                                     MONEY MARKET INSTRUMENTS (0.0%)(k)

            MONEY MARKET FUNDS
    5,021   SSgA Prime Money Market
               Fund, 3.06%(a)(cost: $5)                                                           $     5
                                                                                                  -------
            Total investments (cost: $13,377)                                                     $18,469
                                                                                                  =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                     PORTFOLIO OF INVESTMENTS          JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
                                        EQUITY SECURITIES (59.6%)

            COMMON STOCKS (58.7%)
            ---------------------
            ADVERTISING (0.4%)
    5,100   Lamar Advertising Co. "A"*                                                            $   218
                                                                                                  -------
            AEROSPACE & DEFENSE (2.6%)
    2,350   Engineered Support Systems, Inc.                                                           84
    7,283   European Aeronautic Defence and Space Co. EADS
               N.V. (Netherlands)(c)*                                                                 232
    1,800   General Dynamics Corp.                                                                    197
    3,500   Precision Castparts Corp.                                                                 273
    1,900   Rockwell Collins, Inc.                                                                     91
    7,700   United Technologies Corp.                                                                 395
                                                                                                  -------
                                                                                                    1,272
                                                                                                  -------
            ALUMINUM (0.5%)
    8,900   Alcoa, Inc.                                                                               233
                                                                                                  -------
            APPAREL RETAIL (0.9%)
    3,300   Chico's FAS, Inc.*                                                                        113
    4,500   Christopher & Banks Corp.                                                                  82
    5,300   Gap, Inc.                                                                                 105
    5,525   Pacific Sunwear of California, Inc.*                                                      127
                                                                                                  -------
                                                                                                      427
                                                                                                  -------
            ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    6,100   Northern Trust Corp.                                                                      278
    4,100   State Street Corp.                                                                        198
                                                                                                  -------
                                                                                                      476
                                                                                                  -------
            AUTOMOTIVE RETAIL (0.2%)
    3,400   O'Reilly Automotive, Inc.*                                                                101
                                                                                                  -------
            BIOTECHNOLOGY (0.5%)
    3,900   Genzyme Corp.*                                                                            234
                                                                                                  -------
            BROADCASTING & CABLE TV (0.4%)
    6,100   Comcast Corp. "A"*                                                                        183
                                                                                                  -------
            CASINOS & GAMING (0.4%)
    2,100   Harrah's Entertainment, Inc.                                                              151
    1,100   Shuffle Master, Inc. *                                                                     31
                                                                                                  -------
                                                                                                      182
                                                                                                  -------
            COMMUNICATIONS EQUIPMENT (2.1%)
   19,400   Cisco Systems, Inc.*                                                                      371
   23,600   Corning, Inc.*                                                                            392
    6,000   Motorola, Inc.                                                                            110
   11,600   Polycom, Inc.*                                                                            173
                                                                                                  -------
                                                                                                    1,046
                                                                                                  -------
            COMPUTER HARDWARE (0.7%)
    8,200   Dell, Inc.*                                                                               324
                                                                                                  -------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
    2,300   QLogic Corp.*                                                                              71
    3,500   SanDisk Corp.*                                                                             83
                                                                                                  -------
                                                                                                      154
                                                                                                  -------

            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    1,700   Caterpillar, Inc.                                                                         162
    1,500   Oshkosh Truck Corp.                                                                       117
                                                                                                  -------
                                                                                                      279
                                                                                                  -------
            CONSTRUCTION MATERIALS (0.2%)
    1,500   Vulcan Materials Co.                                                                       98
                                                                                                  -------
            CONSUMER ELECTRONICS (0.2%)
    2,500   Garmin Ltd.                                                                               107
                                                                                                  -------
            CONSUMER FINANCE (0.2%)
    1,500   Capital One Financial Corp.                                                               120
                                                                                                  -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    1,600   Affiliated Computer Services, Inc. "A"*                                                    82
    1,400   DST Systems, Inc.*                                                                         65
    4,100   First Data Corp.                                                                          165
    3,900   Fiserv, Inc.*                                                                             167
                                                                                                  -------
                                                                                                      479
                                                                                                  -------
            DEPARTMENT STORES (0.3%)
    2,300   Kohl's Corp. *                                                                            129
                                                                                                  -------
            DIVERSIFIED BANKS (1.5%)
   16,800   Bank of America Corp.                                                                     766
                                                                                                  -------
            DIVERSIFIED CHEMICALS (0.6%)
    6,900   Du Pont (E.I.) De Nemours & Co.                                                           297
                                                                                                  -------
            DRUG RETAIL (0.2%)
   22,500   Rite Aid Corp.*                                                                            94
                                                                                                  -------
            EDUCATIONAL SERVICES (0.7%)
    3,800   Career Education Corp.*                                                                   139
    3,700   ITT Educational Services, Inc.*                                                           198
                                                                                                  -------
                                                                                                      337
                                                                                                  -------
            ELECTRIC UTILITIES (0.8%)
   10,100   PG&E Corp.                                                                                379
                                                                                                  -------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
   10,300   Symbol Technologies, Inc.                                                                 102
    2,100   Tektronix, Inc.                                                                            49
                                                                                                  -------
                                                                                                      151
                                                                                                  -------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
    3,100   Benchmark Electronics, Inc.*                                                               94
                                                                                                  -------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    3,200   Waste Connections, Inc.*                                                                  119
                                                                                                  -------
            GENERAL MERCHANDISE STORES (0.2%)
    4,800   Dollar Tree Stores, Inc.*                                                                 115
                                                                                                  -------
            HEALTH CARE EQUIPMENT (2.7%)
    7,100   Baxter International, Inc.                                                                263
    2,400   Biomet, Inc.                                                                               83
    2,500   Diagnostic Products Corp.                                                                 118
    5,500   Fisher Scientific International, Inc.*                                                    357
      500   Kinetic Concepts, Inc.*                                                                    30
    8,300   Medtronic, Inc.                                                                           430
    1,950   Waters Corp.*                                                                              73
                                                                                                  -------
                                                                                                    1,354
                                                                                                  -------

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS (Continued)     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
            HEALTH CARE FACILITIES (0.8%)
    5,200   HCA, Inc.                                                                             $   295
    1,950   Triad Hospitals, Inc.*                                                                    106
                                                                                                  -------
                                                                                                      401
                                                                                                  -------
            HEALTH CARE SERVICES (0.4%)
    4,400   Dendrite International, Inc.*                                                              61
    2,800   Omnicare, Inc.                                                                            119
                                                                                                  -------
                                                                                                      180
                                                                                                  -------
            HEALTH CARE SUPPLIES (0.4%)
    1,830   Cooper Companies, Inc.                                                                    111
    2,000   Edwards Lifesciences Corp.*                                                                86
                                                                                                  -------
                                                                                                      197
                                                                                                  -------
            HOME ENTERTAINMENT SOFTWARE (0.4%)
    3,900   Electronic Arts, Inc.*                                                                    221
                                                                                                  -------
            HOME FURNISHINGS (0.1%)
    2,100   Tempur-Pedic International, Inc.*                                                          47
                                                                                                  -------
            HOME IMPROVEMENT RETAIL (0.7%)
    6,300   Lowe's Companies, Inc.                                                                    367
                                                                                                  -------
            HOMEBUILDING (0.7%)
    8,566   D.R. Horton, Inc.                                                                         322
                                                                                                  -------
            HOUSEHOLD PRODUCTS (1.2%)
   10,900   Procter & Gamble Co.                                                                      575
                                                                                                  -------
            HOUSEWARES & SPECIALTIES (0.2%)
    3,600   Yankee Candle Co., Inc.                                                                   116
                                                                                                  -------
            INDUSTRIAL CONGLOMERATES (1.9%)
   19,900   General Electric Co.                                                                      689
    7,900   Tyco International Ltd.                                                                   231
                                                                                                  -------
                                                                                                      920
                                                                                                  -------
            INDUSTRIAL GASES (0.7%)
    6,000   Air Products & Chemicals, Inc.                                                            362
                                                                                                  -------
            INDUSTRIAL MACHINERY (0.7%)
    3,800   Ingersoll-Rand Co. Ltd. "A"                                                               271
    1,100   Parker Hannifin Corp.                                                                      68
                                                                                                  -------
                                                                                                      339
                                                                                                  -------
            INSURANCE BROKERS (0.2%)
    3,750   Arthur J. Gallagher & Co.                                                                 102
                                                                                                  -------
            INTEGRATED OIL & GAS (2.8%)
    9,500   ConocoPhillips                                                                            546
   11,500   Exxon Mobil Corp.                                                                         661
    3,000   Petro-Canada (Canada)                                                                     195
                                                                                                  -------
                                                                                                    1,402
                                                                                                  -------
            INTERNET SOFTWARE & SERVICES (0.7%)
   10,400   Yahoo!, Inc.*                                                                             360
                                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (1.2%)
   14,300   E*TRADE Financial Corp.*                                                                  200
    7,400   Merrill Lynch & Co., Inc.                                                                 407
                                                                                                  -------
                                                                                                      607
                                                                                                  -------
            LIFE & HEALTH INSURANCE (0.3%)
    7,100   UnumProvident Corp.                                                                       130
                                                                                                  -------
            MANAGED HEALTH CAREX (1.9%)
    3,100   Coventry Health Care, Inc.*                                                               219
   11,600   Health Net, Inc.*                                                                         443
    4,100   WellPoint, Inc.*                                                                          286
                                                                                                  -------
                                                                                                      948
                                                                                                  -------
            MOVIES & ENTERTAINMENT (1.8%)
   39,900   Time Warner, Inc.*                                                                        667
    7,200   Viacom, Inc. "B"                                                                          230
                                                                                                  -------
                                                                                                      897
                                                                                                  -------
            MULTI-LINE INSURANCE (0.5%)
    4,500   American International Group, Inc.                                                        261
                                                                                                  -------
            OIL & GAS DRILLING (0.6%)
    6,900   GlobalSantaFe Corp.                                                                       282
                                                                                                  -------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    5,000   Schlumberger Ltd.                                                                         380
                                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   12,000   Chesapeake Energy Corp.                                                                   273
    6,700   Noble Energy, Inc.                                                                        507
    5,433   XTO Energy, Inc.                                                                          185
                                                                                                  -------
                                                                                                      965
                                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   15,000   Citigroup, Inc.                                                                           693
                                                                                                  -------
            PACKAGED FOODS   & MEAT (0.6%)
    3,500   General Mills, Inc.                                                                       164
    3,100   Kellogg Co.                                                                               138
                                                                                                  -------
                                                                                                      302
                                                                                                  -------
            PHARMACEUTICALS (3.6%)
   10,400   Abbott Laboratories                                                                       510
    8,200   Biovail Corp. (Canada)*                                                                   127
    3,500   Eli Lilly and Co.                                                                         195
   11,800   Pfizer, Inc.                                                                              325
   15,900   Schering-Plough Corp.                                                                     303
    7,100   Wyeth                                                                                     316
                                                                                                  -------
                                                                                                    1,776
                                                                                                  -------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    2,190   Ambac Financial Group, Inc.                                                               153
    8,084   St. Paul Travelers Companies, Inc.                                                        319
                                                                                                  -------
                                                                                                      472
                                                                                                  -------
            REAL ESTATE INVESTMENT TRUSTS (0.7%)
    4,500   Simon Property Group, Inc.                                                                326
                                                                                                  -------
            REGIONAL BANKS (0.4%)
    2,900   Zions Bancorp                                                                             213
                                                                                                  -------
            RESTAURANTS (0.5%)
    3,200   CBRL Group, Inc.                                                                          124
    2,100   Yum! Brands, Inc.                                                                         110
                                                                                                  -------
                                                                                                      234
                                                                                                  -------
            SEMICONDUCTOR EQUIPMENT (0.4%)
    3,200   Lam Research Corp.*                                                                        93
    3,300   Varian Semiconductor Equipment Associates, Inc.*                                          122
                                                                                                  -------
                                                                                                      215
                                                                                                  -------

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS (Continued)     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
            SEMICONDUCTORS (1.8%)
    3,600   Analog Devices, Inc.                                                                  $   134
   11,600   Intel Corp.                                                                               302
    1,900   International Rectifier Corp.*                                                             91
    2,700   Microchip Technology, Inc.                                                                 80
   10,500   Texas Instruments, Inc.                                                                   295
                                                                                                  -------
                                                                                                      902
                                                                                                  -------
            SOFT DRINKS (0.8%)
    7,600   PepsiCo, Inc.                                                                             410
                                                                                                  -------
            SPECIALTY STORES (1.0%)
    9,140   Michaels Stores, Inc.                                                                     378
    3,300   Petco Animal Supplies, Inc.*                                                               97
                                                                                                  -------
                                                                                                      475
                                                                                                  -------
            SYSTEMS SOFTWARE (1.7%)
   33,400   Microsoft Corp.                                                                           830
                                                                                                  -------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    2,030   CDW Corp.                                                                                 116
                                                                                                  -------
            THRIFTS & MORTGAGE FINANCE (1.5%)
    2,000   Freddie Mac(h,+)                                                                          130
    4,300   Golden West Financial Corp.                                                               277
    3,600   IndyMac Bancorp, Inc.                                                                     147
    8,900   Sovereign Bancorp, Inc.                                                                   199
                                                                                                  -------
                                                                                                      753
                                                                                                  -------
            TOBACCO (0.9%)
    6,900   Altria Group, Inc.                                                                        446
                                                                                                  -------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    2,200   Fastenal Co.                                                                              135
                                                                                                  -------
            TRUCKING (0.2%)
    2,200   Yellow Roadway Corp.*                                                                     112
                                                                                                  -------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   12,300   Nextel Communications, Inc. "A"*                                                          397
                                                                                                  -------
            Total common stocks (cost: $24,473)                                                    28,956
                                                                                                  -------
            EXCHANGE-TRADED FUNDS (0.9%)
            ----------------------------
    3,000   iShares Russell 2000 Growth Index Fund                                                    194
    2,200   MidCap SPDR Trust Series 1                                                                276
                                                                                                  -------
            Total exchange-traded funds (cost: $403)                                                  470
                                                                                                  -------
            Total equity securities (cost: $24,876)                                                29,426
                                                                                                  -------

PRINCIPAL                                                      COUPON OR
   AMOUNT                                                       DISCOUNT
    (000)                                                         RATE           MATURITY
---------                                                      ---------         --------
            BONDS (32.1%)
            CORPORATE OBLIGATIONS (17.3%)
            -----------------------------
            BROADCASTING & CABLE TV (1.1%)
   $  500   Comcast Cable Communications,
               Inc., Senior Notes                                 6.88%         6/15/2009             545
                                                                                                  -------
            CONSUMER FINANCE (2.2%)
    1,000   Household Finance Corp., Notes                        6.38%         8/01/2010           1,088
                                                                                                  -------
            DIVERSIFIED BANKS (1.0%)
      500   JPMorgan Chase & Co., Notes                           4.50          1/15/2012             500
                                                                                                  -------
            ENVIRONMENTAL & FACILITIES SERVICES (2.3%)
    1,000   Waste Management, Inc.,
               Senior Notes                                       7.38          8/01/2010           1,119
                                                                                                  -------
            GAS UTILITIES (1.1%)
      500   Valero Logistics Operations, LP,
               Senior Notes                                       6.05          3/15/2013             530
                                                                                                  -------
            METAL & GLASS CONTAINERS (2.0%)
    1,000   Pactiv Corp., Notes                                   7.20         12/15/2005           1,013
                                                                                                  -------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500   Halliburton Co., Senior Notes                         4.65(e)      10/17/2005             502
                                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (2.3%)
    1,000   Devon Financing Corp., ULC, Notes                     6.88          9/30/2011           1,120
                                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500   Citigroup Inc., Global Notes                          4.13          2/22/2010             499
                                                                                                  -------
            PROPERTY & CASUALTY INSURANCE (1.0%)
      500   Berkshire Hathaway Finance Corp.,
               Senior Notes(d)                                    4.85          1/15/2015             506
                                                                                                  -------
            REGIONAL BANKS (2.3%)
    1,000   Imperial Bank, Subordinated Capital
               Notes                                              8.50          4/01/2009           1,136
                                                                                                  -------
            Total corporate obligations (cost: $8,007)                                              8,558
                                                                                                  -------
            EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)(i)
            -------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
      500   Westfield Capital Corp., Senior
               Notes (Australia)(d)(cost: $499)                   5.13         11/15/2014             510
                                                                                                  -------
            ASSET-BACKED SECURITIES (3.3%)
            ------------------------------
            ASSET-BACKED FINANCING
    1,000   Detroit Edison Securitization
               Funding, LLC, Series 2001-1,
               Class A5                                           6.42          3/01/2015           1,127
      500   John Deere Owner Trust,
               Series 2005-A Class A2                             3.79         12/17/2007             500
                                                                                                   -------
            Total asset-backed securities (cost: $1,527)                                            1,627
                                                                                                   -------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.2%)
            --------------------------------------------
      500   Morgan Stanley Dean Witter Capital,
               Series 2001-IQA Class A2                           5.33          12/18/2032            509
    1,000   TIAA CMBS I Trust,
               Series 2001 C1A, Class A-3(d)                      6.56           6/19/2026          1,054
                                                                                                  -------
            Total commercial mortgage-backed
               securities (cost: $1,512)                                                            1,563
                                                                                                  -------
            U.S. GOVERNMENT AGENCY ISSUES (1.3%)(h)
            ---------------------------------------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.5%)
      223   Government National Mortgage
               Assn. I, Pool 579554                               7.00           1/15/2032            236
                                                                                                  -------

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS (Continued)     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                      COUPON OR                           MARKET
   AMOUNT                                                       DISCOUNT                            VALUE
    (000)                       SECURITY                          RATE           MATURITY           (000)
---------                       --------                       ---------         --------          ------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
$     405   Rowan Companies, Inc., Guaranteed
               Bond, Title XI                                    2.80%          10/20/2013       $    381
                                                                                                 --------
            Total U.S. government agency issues (cost: $630)                                          617
                                                                                                 --------
            U.S. TREASURY SECURITIES (5.3%)
            -------------------------------
            INFLATION-INDEXED NOTES (2.3%)(g)
    1,006   3.50%, 1/15/2011                                                                        1,116
                                                                                                 --------
            NOTES (3.0%)
    1,000   4.00%, 2/15/2014                                                                        1,006
      500   4.00%, 2/15/2015                                                                          502
                                                                                                 --------
                                                                                                    1,508
                                                                                                 --------
            Total U.S. Treasury securities (cost: $2,481)                                           2,624
                                                                                                 --------
            MUNICIPAL BONDS (0.7%)
            ----------------------
            COMMUNITY SERVICE
      345   Jicarilla Apache Nation, NM, RB
               (cost: $345)                                      2.95           12/01/2006            341
                                                                                                 --------
            Total bonds (cost: $15,001)                                                            15,840
                                                                                                 --------

 Number
of Shares
---------

                       MONEY MARKET INSTRUMENTS (8.0%)

            MONEY MARKET FUNDS (4.0%)
            -------------------------
1,000,111   SSgA Money Market Fund                               2.85(a)                 -          1,000
  977,092   SSgA Prime Money Market Fund                         3.06(a)                 -            977
                                                                                                 --------
                                                                                                    1,977
                                                                                                 --------

Principal
   Amount
   (000)
---------
            REPURCHASE AGREEMENTS (4.0%)(j)
            -------------------------------
$   2,000   State Street Bank & Trust Co., 2.00%,
               acquired on 6/30/2005 and due 7/01/2005
               at $2,000 (collateralized by $2,025 of U.S.
               Treasury Notes, 5.88%, due 11/15/2005;
               market value $2,060)                                                                 2,000
                                                                                                 --------
            Total money market instruments (cost: $3,977)                                           3,977
                                                                                                 --------
            Total investments (cost: $43,854)                                                    $ 49,243
                                                                                                 ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS ON PAGE A-29.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
            EQUITY SECURITIES (98.8%)

            COMMON STOCKS (97.3%)
            ---------------------
            ADVERTISING (0.7%)
   10,500   Lamar Advertising Co. "A"*                                                            $   449
                                                                                                  -------
            AEROSPACE & DEFENSE (4.3%)
    5,100   Engineered Support Systems, Inc.                                                          183
   15,105   European Aeronautic Defence and Space Co.
               EADS N.V. (Netherlands)(c)*                                                            482
    3,800   General Dynamics Corp.                                                                    416
    7,200   Precision Castparts Corp.                                                                 561
    3,700   Rockwell Collins, Inc.                                                                    176
   15,800   United Technologies Corp.                                                                 811
                                                                                                  -------
                                                                                                    2,629
                                                                                                  -------
            ALUMINUM (0.8%)
   18,600   Alcoa, Inc.                                                                               486
                                                                                                  -------
            APPAREL RETAIL (1.4%)
    6,900   Chico's FAS, Inc.*                                                                        237
    9,500   Christopher & Banks Corp.                                                                 173
   10,800   Gap, Inc.                                                                                 213
   11,525   Pacific Sunwear of California, Inc.*                                                      265
                                                                                                  -------
                                                                                                      888
                                                                                                  -------
            ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
   12,600   Northern Trust Corp.                                                                      574
    8,600   State Street Corp.                                                                        415
                                                                                                  -------
                                                                                                      989
                                                                                                  -------
            AUTOMOTIVE RETAIL (0.3%)
    7,100   O'Reilly Automotive, Inc.*                                                                212
                                                                                                  -------
            BIOTECHNOLOGY (0.8%)
    8,300   Genzyme Corp.*                                                                            499
                                                                                                  -------
            BROADCASTING & CABLE TV (0.6%)
   12,700   Comcast Corp. "A"*                                                                        380
                                                                                                  -------
            CASINOS & GAMING (0.6%)
    4,300   Harrah's Entertainment, Inc.                                                              310
    2,200   Shuffle Master, Inc.*                                                                      62
                                                                                                  -------
                                                                                                      372
                                                                                                  -------
            COMMUNICATIONS EQUIPMENT (3.5%)
   40,600   Cisco Systems, Inc.*                                                                      776
   49,000   Corning, Inc.*                                                                            814
   12,300   Motorola, Inc.                                                                            225
   23,500   Polycom, Inc.*                                                                            350
                                                                                                  -------
                                                                                                    2,165
                                                                                                  -------
            COMPUTER HARDWARE (1.1%)
   17,200   Dell, Inc.*                                                                               680
                                                                                                  -------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
    4,900   QLogic Corp.*                                                                             151
    7,300   SanDisk Corp.*                                                                            173
                                                                                                  -------
                                                                                                      324
                                                                                                  -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    3,500   Caterpillar, Inc.                                                                         333
    3,000   Oshkosh Truck Corp.                                                                       235
                                                                                                  -------
                                                                                                      568
                                                                                                  -------
            CONSTRUCTION MATERIALS (0.4%)
    3,300   Vulcan Materials Co.                                                                      214
                                                                                                  -------
            CONSUMER ELECTRONICS (0.4%)
    5,200   Garmin Ltd.                                                                               222
                                                                                                  -------
            CONSUMER FINANCE (0.4%)
    3,100   Capital One Financial Corp.                                                               248
                                                                                                  -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    3,300   Affiliated Computer Services, Inc. "A"*                                                   169
    3,000   DST Systems, Inc.*                                                                        140
    8,400   First Data Corp.                                                                          337
    8,100   Fiserv, Inc.*                                                                             348
                                                                                                  -------
                                                                                                      994
                                                                                                  -------
            DEPARTMENT STORES (0.4%)
    4,700   Kohl's Corp.*                                                                             263
                                                                                                  -------
            DIVERSIFIED BANKS (2.6%)
   34,836   Bank of America Corp.                                                                   1,589
                                                                                                  -------
            DIVERSIFIED CHEMICALS (1.0%)
   14,300   Du Pont (E.I.) De Nemours & Co.                                                           615
                                                                                                  -------
            DRUG RETAIL (0.3%)
   47,100   Rite Aid Corp.*                                                                           197
                                                                                                  -------
            EDUCATIONAL SERVICES (1.1%)
    7,900   Career Education Corp.*                                                                   289
    7,800   ITT Educational Services, Inc.*                                                           417
                                                                                                  -------
                                                                                                      706
                                                                                                  -------
            ELECTRIC UTILITIES (1.3%)
   20,900   PG&E Corp.                                                                                785
                                                                                                  -------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   20,500   Symbol Technologies, Inc.                                                                 202
    4,500   Tektronix, Inc.                                                                           105
                                                                                                  -------
                                                                                                      307
                                                                                                  -------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
    6,400   Benchmark Electronics, Inc.*                                                              195
                                                                                                  -------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    6,900   Waste Connections, Inc.*                                                                  257
                                                                                                  -------
            GENERAL MERCHANDISE STORES (0.4%)
    9,900   Dollar Tree Stores, Inc.*                                                                 238
                                                                                                  -------
            HEALTH CARE EQUIPMENT (4.6%)
   14,800   Baxter International, Inc.                                                                549
    5,100   Biomet, Inc.                                                                              177
    5,200   Diagnostic Products Corp.                                                                 246
   11,500   Fisher Scientific International, Inc.*                                                    746
    1,200   Kinetic Concepts, Inc.*                                                                    72
   17,300   Medtronic, Inc.                                                                           896
    4,000   Waters Corp.*                                                                             149
                                                                                                  -------
                                                                                                    2,835
                                                                                                  -------

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS(Continued)     JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
            HEALTH CARE FACILITIES (1.3%)
   10,600   HCA, Inc.                                                                             $   601
    4,100   Triad Hospitals, Inc.*                                                                    224
                                                                                                  -------
                                                                                                      825
                                                                                                  -------
            HEALTH CARE SERVICES (0.6%)
    8,900   Dendrite International, Inc.*                                                             123
    5,800   Omnicare, Inc.                                                                            246
                                                                                                  -------
                                                                                                      369
                                                                                                  -------
            HEALTH CARE SUPPLIES (0.6%)
    3,850   Cooper Companies, Inc.                                                                    234
    3,800   Edwards Lifesciences Corp.*                                                               164
                                                                                                  -------
                                                                                                      398
                                                                                                  -------
            HOME ENTERTAINMENT SOFTWARE (0.7%)
    8,100   Electronic Arts, Inc.*                                                                    459
                                                                                                  -------
            HOME FURNISHINGS (0.2%)
    4,300   Tempur-Pedic International, Inc.*                                                          95
                                                                                                  -------
            HOME IMPROVEMENT RETAIL (1.2%)
   13,100   Lowe's Companies, Inc.                                                                    763
                                                                                                  -------
            HOMEBUILDING (1.1%)
   17,666   D.R. Horton, Inc.                                                                         664
                                                                                                  -------
            HOUSEHOLD PRODUCTS (2.0%)
   23,000   Procter & Gamble Co.                                                                    1,213
                                                                                                  -------
            HOUSEWARES & SPECIALTIES (0.4%)
    7,700   Yankee Candle Co., Inc.                                                                   247
                                                                                                  -------
            INDUSTRIAL CONGLOMERATES (3.1%)
   41,400   General Electric Co.                                                                    1,434
   16,300   Tyco International Ltd.                                                                   476
                                                                                                  -------
                                                                                                    1,910
                                                                                                  -------
            INDUSTRIAL GASES (1.2%)
   12,300   Air Products & Chemicals, Inc.                                                            742
                                                                                                  -------
            INDUSTRIAL MACHINERY (1.2%)
    7,900   Ingersoll-Rand Co. Ltd. "A"                                                               564
    2,300   Parker Hannifin Corp.                                                                     142
                                                                                                  -------
                                                                                                      706
                                                                                                  -------
            INSURANCE BROKERS (0.4%)
    7,850   Arthur J. Gallagher & Co.                                                                 213
                                                                                                  -------
            INTEGRATED OIL & GAS (4.7%)
   19,200   ConocoPhillips                                                                          1,104
   24,000   Exxon Mobil Corp.                                                                       1,379
    6,300   Petro-Canada (Canada)                                                                     410
                                                                                                  -------
                                                                                                    2,893
                                                                                                  -------
            INTERNET SOFTWARE & SERVICES (1.2%)
   21,700   Yahoo!, Inc.*                                                                             752
                                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (2.0%)
   30,300   E*TRADE Financial Corp.*                                                                  424
   15,200   Merrill Lynch & Co., Inc.                                                                 836
                                                                                                  -------
                                                                                                    1,260
                                                                                                  -------
            LIFE & HEALTH INSURANCE (0.4%)
   14,900   UnumProvident Corp.                                                                       273
                                                                                                  -------
            MANAGED HEALTH CARE (3.3%)
    6,400   Coventry Health Care, Inc.*                                                               453
   24,800   Health Net, Inc.*                                                                         946
    8,700   WellPoint, Inc.*                                                                          606
                                                                                                  -------
                                                                                                    2,005
                                                                                                  -------
            MOVIES & ENTERTAINMENT (3.0%)
   83,100   Time Warner, Inc.*                                                                      1,389
   15,000   Viacom, Inc. "B"                                                                          480
                                                                                                  -------
                                                                                                    1,869
                                                                                                  -------
            MULTI-LINE INSURANCE (0.9%)
    9,362   American International Group, Inc.                                                        544
                                                                                                  -------
            OIL & GAS DRILLING (0.9%)
   14,300   GlobalSantaFe Corp.                                                                       583
                                                                                                  -------
            OIL & GAS EQUIPMENT & SERVICES (1.3%)
   10,600   Schlumberger Ltd.                                                                         805
                                                                                                  -------
            Oil & GAS EXPLORATION & PRODUCTION (3.2%)
   25,300   Chesapeake Energy Corp.                                                                   577
   13,400   Noble Energy, Inc.                                                                      1,014
   11,666   XTO Energy, Inc.                                                                          396
                                                                                                  -------
                                                                                                    1,987
                                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   30,943   Citigroup, Inc.                                                                         1,430
                                                                                                  -------
            PACKAGED FOODS   & MEAT (1.0%)
    7,300   General Mills, Inc.                                                                       342
    6,400   Kellogg Co.                                                                               284
                                                                                                  -------
                                                                                                      626
                                                                                                  -------
            PHARMACEUTICALS (6.0%)
   21,500   Abbott Laboratories                                                                     1,054
   17,300   Biovail Corp. (Canada)*                                                                   268
    7,200   Eli Lilly and Co.                                                                         401
   24,400   Pfizer, Inc.                                                                              673
   33,000   Schering-Plough Corp.                                                                     629
   14,800   Wyeth                                                                                     659
                                                                                                  -------
                                                                                                    3,684
                                                                                                  -------
            PROPERTY & CASUALTY INSURANCE (1.7%)
    4,550   Ambac Financial Group, Inc.                                                               318
   17,792   St. Paul Travelers Companies, Inc.                                                        703
                                                                                                  -------
                                                                                                    1,021
                                                                                                  -------
            REAL ESTATE INVESTMENT TRUSTS (1.0%)
    8,300   Simon Property Group, Inc.                                                                602
                                                                                                  -------
            REGIONAL BANKS (0.7%)
    5,800   Zions Bancorp                                                                             427
                                                                                                  -------
            RESTAURANTS (0.8%)
    7,000   CBRL Group, Inc.                                                                          272
    4,300   Yum! Brands, Inc.                                                                         224
                                                                                                  -------
                                                                                                      496
                                                                                                  -------
            SEMICONDUCTOR EQUIPMENT (0.7%)
    6,600   Lam Research Corp.*                                                                       191
    6,800   Varian Semiconductor Equipment Associates, Inc.*                                          252
                                                                                                  -------
                                                                                                      443
                                                                                                  -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)         JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
OF SHARES                                        SECURITY                                           (000)
---------                                        --------                                         -------
            SEMICONDUCTORS (3.0%)
    7,200   Analog Devices, Inc.                                                                  $   269
   24,200   Intel Corp.                                                                               631
    4,200   International Rectifier Corp.*                                                            200
    5,600   Microchip Technology, Inc.                                                                166
   21,800   Texas Instruments, Inc.                                                                   612
                                                                                                  -------
                                                                                                    1,878
                                                                                                  -------
            SOFT DRINKS (1.4%)
   15,800   PepsiCo, Inc.                                                                             852
                                                                                                  -------
            SPECIALTY STORES (1.6%)
   19,000   Michaels Stores, Inc.                                                                     786
    6,900   Petco Animal Supplies, Inc.*                                                              202
                                                                                                  -------
                                                                                                      988
                                                                                                  -------
            SYSTEMS SOFTWARE (2.8%)
   69,600   Microsoft Corp.                                                                         1,729
                                                                                                  -------
            TECHNOLOGY DISTRIBUTORS (0.4%)
    4,270   CDW Corp.                                                                                 244
                                                                                                  -------
            THRIFTS & MORTGAGE FINANCE (2.5%)
    4,100   Freddie Mac(h,+)                                                                          267
    9,000   Golden West Financial Corp.                                                               579
    7,600   IndyMac Bancorp, Inc.                                                                     310
   18,600   Sovereign Bancorp, Inc.                                                                   416
                                                                                                  -------
                                                                                                    1,572
                                                                                                  -------
            TOBACCO (1.5%)
   14,400   Altria Group, Inc.                                                                        931
                                                                                                  -------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
    4,500   Fastenal Co.                                                                              276
                                                                                                  -------
            TRUCKING (0.4%)
    4,500   Yellow Roadway Corp.*                                                                     229
                                                                                                  -------
            WIRELESS TELECOMMUNICATION SERVICES (1.3%)
   25,500   Nextel Communications, Inc. "A"*                                                          824
                                                                                                  -------
            Total common stocks (cost: $50,258)                                                    60,133
                                                                                                  -------
            EXCHANGE-TRADED FUNDS (1.5%)
            ---------------------------
    6,100   iShares Russell 2000 Growth Index Fund                                                    395
    4,400   MidCap SPDR Trust Series 1                                                                551
                                                                                                  -------
            Total exchange-traded funds (cost: $813)                                                  946
                                                                                                  -------
            Total equity securities (cost: $51,071)                                                61,079
                                                                                                  -------
               MONEY MARKET INSTRUMENTS (1.3%)

            MONEY MARKET FUNDS
            ------------------
  776,790   SSgA Prime Money Market Fund, 3.06%(a)(cost: $777)                                        777
                                                                                                  -------
            Total investments (cost: $51,848)                                                     $61,856
                                                                                                  =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS      JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                      COUPON OR                              MARKET
  AMOUNT                                                         DISCOUNT                               VALUE
  (000)                          SECURITY                          RATE            MATURITY             (000)
 ---------                       --------                       ---------          --------            ------
               CORPORATE OBLIGATIONS (39.1%)

              AIR FREIGHT & LOGISTICS (1.3%)
    $  300    Caliber Systems, Inc., Notes                         7.80%           8/01/2006           $  310
                                                                                                       ------
              BIOTECHNOLOGY (2.1%)
       500    Amgen, Inc., Senior Note                             4.85           11/18/2014              515
                                                                                                       ------
              BROADCASTING & CABLE TV (1.3%)
       300    Comcast Cable Communications, Inc.,
                 Senior Notes                                      6.88            6/15/2009              327
                                                                                                       ------
              CONSUMER FINANCE (8.4%)
     1,000    Household Finance Corp., Notes                       6.38           10/15/2011            1,095
                                                                                                       ------
     1,000    SLM Corp., MTN, CPI Floating
                 Rate Notes                                        4.52(e)         6/01/2009              988
                                                                                                       ------
                                                                                                        2,083
                                                                                                       ------
              DIVERSIFIED BANKS (2.0%)
       500    JPMorgan Chase & Co., Notes                          4.50            1/15/2012              500
                                                                                                       ------
              GAS UTILITIES (2.2%)
       500    Valero Logistics Operations, LP,
                 Senior Notes                                      6.05            3/15/2013              530
                                                                                                       ------
              HOUSEHOLD PRODUCTS (2.2%)
       500    Clorox Co., Notes                                    6.13            2/01/2011              545
                                                                                                       ------
              INTEGRATED OIL & GAS (2.4%)
       500    Phillips Petroleum Co., Notes                        8.75            5/25/2010              596
                                                                                                       ------
              INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
       500    SBC Communications, Inc., Notes                      5.75            5/02/2006              507
                                                                                                       ------
              MULTI-UTILITIES (2.1%)
       500    South Carolina Electric & Gas Co.,
                 First Mortgage Bond                               5.30            5/15/2033              521
                                                                                                       ------
              OIL & GAS EQUIPMENT & SERVICES (2.0%)
       500    Halliburton Co., Senior Notes                        4.65(e)        10/17/2005              502
                                                                                                       ------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
       500    Citigroup Inc., Global Notes                         4.13            2/22/2010              499
                                                                                                       ------
              PACKAGED FOODS & MEAT (2.3%)
       500    Kellogg Co., Notes, Series B                         6.60            4/01/2011              555
                                                                                                       ------
              PROPERTY & CASUALTY INSURANCE (2.1%)
       500    Berkshire Hathaway Finance Corp.,
                 Senior Notes(d)                                   4.85            1/15/2015              506
                                                                                                       ------
              REAL ESTATE INVESTMENT TRUSTS (2.3%)
       500    Pan Pacific Retail Properties, Inc.,
                 Notes                                             7.95            4/15/2011              579
                                                                                                       ------
              THRIFTS & MORTGAGE FINANCE (2.3%)
       500    Washington Mutual, Inc., Subordinated
                 Notes                                             8.25            4/01/2010              575
                                                                                                       ------
              Total corporate obligations (cost: $9,083)                                                9,650
                                                                                                       ------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.1%)(i)

              REAL ESTATE INVESTMENT TRUSTS
       500    Westfield Capital Corp., Senior Notes
                 (Australia)(d)(cost: $499)                        5.13           11/15/2014              509
                                                                                                       ------
              ASSET-BACKED SECURITIES (4.0%)

              ASSET-BACKED FINANCING
     1,000    Honda Auto Receivables Owner Trust,
                 Series 2005-3, Class A2
                 (cost: $1,000)                                    3.73%          10/18/2007            1,000
                                                                                                       ------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)

       319    Banc America Commercial Mortgage,
                 Inc., Series 2004-3, Class A 1                    2.98            6/10/2039              317
       500    Morgan Stanley Dean Witter Capital,
                 Series 2001-IQA, Class A2                         5.33           12/18/2032              509
       500    Wachovia Bank Commercial Mortgage
                 Trust, Series 2005-C18, Class APB                 4.81            4/15/2042              510
                                                                                                       ------
              Total commercial mortgage securities
                 (cost: $1,328)                                                                         1,336
                                                                                                       ------
              U.S. GOVERNMENT AGENCY ISSUES (21.6%)(h)

              DEBENTURES (2.1%)
       500    Fannie Mae, Notes(+)                                 6.63           10/15/2007              531
                                                                                                       ------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (16.4%)
              Fannie Mae,(+)
       749       Pool 254766                                       5.00            6/01/2033              750
        62       Pool 190312                                       6.50            4/01/2031               64
       141       Pool 254239                                       6.50            3/01/2032              146
         9       Pool 359571                                       7.00           10/01/2026               10
              Government National Mortgage Assn. I,
     1,145       Pool 471357                                       5.50            2/15/2033            1,171
       572       Pool 780770                                       6.00            4/15/2028              592
       427       Pool 603869                                       6.00            1/15/2033              442
       209       Pool 504209                                       7.00            6/15/2029              221
       359       Pool 583236                                       7.00            4/15/2032              381
       261    Government National Mortgage Assn. II,
                 Pool 781494                                       6.50            8/20/2031              272
                                                                                                       ------
                                                                                                        4,049
                                                                                                       ------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (3.1%)
       810    Rowan Companies, Inc., Guaranteed
                 Bond, Title XI                                    2.80           10/20/2013              762
                                                                                                       ------
              Total U.S. government agency issues
                 (cost: $5,279)                                                                         5,342
                                                                                                       ------
                      U.S. TREASURY SECURITIES (13.4%)

              INFLATION-INDEXED NOTES (4.3%)(g)
       516    2.38%, 1/15/2025                                                                            565
       436    3.50%, 1/15/2011                                                                            483
                                                                                                       ------
                                                                                                        1,048
                                                                                                       ------
              NOTES (9.1%)
       200    4.00%, 2/15/2015                                                                            201
     1,000    4.25%, 8/15/2014                                                                          1,024
     1,000    4.25%, 11/15/2014                                                                         1,024
                                                                                                       ------
                                                                                                        2,249
                                                                                                       ------
              Total U.S. Treasury securities (cost: $3,185)                                             3,297
                                                                                                       ------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)         JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                      COUPON OR                           MARKET
 AMOUNT                                                         DISCOUNT                            VALUE
 (000)                          SECURITY                          RATE           MATURITY           (000)
---------                       --------                       ---------         --------          ------
            MUNICIPAL BONDS (2.1%)

            ELECTRIC UTILITIES (2.1%)
     $500   Brazos River Auth., TX, PCRB,
               Series 1995A (TXU) (cost: $505)                   5.40%           4/01/2030(b)     $   509
                                                                                                  -------

  Number
of Shares
---------
               PREFERRED STOCKS (9.3%)

            REAL ESTATE INVESTMENT TRUSTS (9.3%)
    3,000   BRE Properties, Inc., depositary shares "C", 6.75%,
               cumulative redeemable                                                                   75
    2,000   Developers Diversified Realty Corp., depositary
               shares "I", 7.50%, cumulative redeemable                                                52
    7,000   Equity Office Properties Trust, depositary
               shares "G", 7.75%, cumulative redeemable                                               187
   12,000   Equity Residential Properties Trust, depositary
               shares "C", 9.125%, cumulative redeemable                                              315
   12,000   Gables Residential Trust, depositary shares
               "D", 7.50%, cumulative redeemable                                                      307
   12,000   Kimco Realty Corp., depositary shares "F",
               6.65%, cumulative redeemable                                                           310
    3,000   New Plan Excel Realty Trust, Inc., depositary
               shares "E", 7.625%, cumulative redeemable                                               78
    6,000   Post Properties, Inc., depositary shares
               "A", 8.50%, cumulative redeemable                                                      351
    6,000   Prologis Trust, Inc., depositary shares
               "C", 8.54%, cumulative redeemable                                                      384
    6,000   Public Storage, Inc., depositary shares
               "Z", 6.25%, cumulative redeemable                                                      149
    3,500   Weingarten Realty Investors, depositary
               shares "D", 6.75%, cumulative redeemable                                                92
                                                                                                  -------
            Total preferred stocks (cost: $2,112)                                                   2,300
                                                                                                  -------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (2.1%)

            VARIABLE-RATE DEMAND NOTES (1.2%)(f)
            -----------------------------------
            ELECTRIC UTILITIES (1.2%)
   $290     Sempra Energy ESOP,
                Series 1999 (NBGA)(d)                            3.60%           11/01/14         $   290
                                                                                                  -------

  NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.9%)
            ------------------------
  217,640   SSgA Prime Money Market Fund                         3.06(a)                -             218
                                                                                                  -------
            Total money market instruments (cost: $508)                                               508
                                                                                                  -------
            Total investments (cost: $23,499)                                                     $24,451
                                                                                                  =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
          PORTFOLIO OF INVESTMENTS                  JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       MARKET
 NUMBER                                                                                 VALUE
OF SHARES                                  SECURITY                                     (000)
---------                                  --------                                   -------
             INTERNATIONAL STOCKS (65.0%)

            AUSTRALIA (0.8%)
   13,331   QBE Insurance Group Ltd.
               (Property & Casualty Insurance)(c)                                     $   162
                                                                                      -------
            AUSTRIA (1.0%)
    4,240   Erste Bank der oesterreichischen Sparkassen AG
               (Regional Banks)(c)                                                        212
                                                                                      -------
            CANADA (2.4%)
    3,774   Canadian National Railway Co. (Railroads)                                     218
    7,280   EnCana Corp. (Oil & Gas Exploration & Production)                             287
                                                                                      -------
                                                                                          505
                                                                                      -------
            FRANCE (12.7%)
   11,850   AXA S.A. (Multi-Line Insurance)(c)                                            295
    2,921   Air Liquide S.A. (Industrial Gases)(c)                                        497
    3,640   Business Objects S.A. (Application Software)(c)*                               96
    2,800   Groupe DANONE (Packaged Foods & Meat)(c)                                      246
    1,400   L'Oreal S.A. (Personal Products)(c)                                           100
    3,600   LVMH Moet Hennessy Louis Vuitton S.A.
               (Apparel & Accessories & Luxury Goods)(c)                                  277
    4,720   Sanofi-Aventis S.A. (Pharmaceuticals)(c)                                      386
    4,281   Schneider Electric S.A. (Electrical Components &
               Equipment)(c)                                                              322
      680   Total S.A. (Integrated Oil & Gas)(c)                                          159
    1,557   Total S.A. ADR (Integrated Oil & Gas)                                         182
    1,640   Veolia Environnement S.A. (Multi-Utilities)(c)                                 61
                                                                                      -------
                                                                                        2,621
                                                                                      -------
            GERMANY (0.9%)
    2,890   Schering AG (Pharmaceuticals)(c)                                              177
                                                                                      -------
            HONG KONG (1.5%)
   20,000   Esprit Holdings Ltd. (Apparel Retail)(c)                                      144
  160,000   Hutchison Telecommunications International Ltd.
               (Wireless Telecommunication Services)(c)*                                  159
                                                                                      -------
                                                                                          303
                                                                                      -------
            HUNGARY (0.7%)
    2,100   OTP Bank Ltd. GDR (Regional Banks)(c)                                         140
                                                                                      -------
            INDONESIA (0.4%)
  204,000   PT Bank Central Asia Tbk (Diversified Banks)(c)                                75
                                                                                      -------
            ITALY (1.0%)
    2,210   RAS S.p.A. (Multi-Line Insurance)(c)                                           43
   29,500   UniCredito Italiano S.p.A. (Regional Banks)(c)                                155
                                                                                      -------
                                                                                          198
                                                                                      -------
            JAPAN (9.6%)
   21,000   Asahi Glass Co. (Building Products)(c)                                        220
   10,000   Bridgestone Corp. (Tires & Rubber)(c)                                         191
    6,200   Canon, Inc. (Electronic Equipment
               Manufacturers)(c)                                                          325
    6,700   Chugai Pharmaceutical Co. Ltd.
               (Pharmaceuticals)(c)                                                       103
    1,400   Nintendo Co. Ltd. (Leisure Products)(c)                                       146
    4,500   Nitto Denko Corp. (Specialty Chemicals)(c)                                    256

   15,000   Sekisui Chemical Co. Ltd. (Homebuilding)(c)                                   103
   28,000   Shinsei Bank Ltd. (Diversified Banks)(c)                                      150
    3,400   Tokyo Broadcasting System, Inc. (Broadcasting
               & Cable TV)(c)                                                              56
   26,000   Tokyo Gas Co. Ltd. (Gas Utilities)(c)                                          97
   22,000   Toray Industries, Inc. (Textiles)(c)                                          104
    6,400   Toyota Motor Corp. (Automobile Manufacturers)(c)                              229
                                                                                      -------
                                                                                        1,980
                                                                                      -------
            KOREA (1.7%)
      740   Samsung Electronics Co. Ltd. (Semiconductors)(c)                              351
                                                                                      -------
            MEXICO (0.4%)
   20,700   Wal-Mart de Mexico S.A. (General Merchandise
               Stores)                                                                     84
                                                                                      -------
            NETHERLANDS (0.9%)
   13,820   Reed Elsevier N.V. (Publishing)(c)                                            192
                                                                                      -------
            POLAND (0.3%)
    7,710   Powszechna Kasa Oszczednosci Bank Polski S.A.
               (Regional Banks)(c)*                                                        63
                                                                                      -------
            SINGAPORE (1.0%)
  131,220   Singapore Telecommunications Ltd. (Integrated
               Telecommunication Services)(c)                                             216
                                                                                      -------
            SPAIN (3.6%)
   13,240   Banco Bilbao Vizcaya Argentaria S.A. (Diversified
               Banks)(c)                                                                  204
    8,040   Iberdrola S.A. (Electric Utilities)(c)                                        211
   19,646   Telefonica S.A. (Integrated Telecommunication
               Services)(c)                                                               321
                                                                                      -------
                                                                                          736
                                                                                      -------
            SWEDEN (4.2%)
   10,670   Atlas Copco AB "A" (Industrial Machinery)(c)                                  168
    4,470   Hennes & Mauritz AB "B" (Apparel Retail)(c)                                   157
   53,750   LM Ericsson Telephone Co. "B" ADR
               (Communications Equipment)(c)                                              172
    9,730   Sandvik AB (Industrial Machinery)(c)                                          360
                                                                                      -------
                                                                                          857
                                                                                      -------
            SWITZERLAND (6.5%)
    1,569   Nestle S.A. (Packaged Foods & Meat)(c)                                        401
    4,430   Roche Holdings AG (Pharmaceuticals)(c)                                        559
      480   Synthes, Inc. (Health Care Equipment)(c)                                       52
    4,126   UBS AG (Diversified Capital Markets)(c)                                       321
                                                                                      -------
                                                                                        1,333
                                                                                      -------
            THAILAND (0.5%)
   39,900   Bangkok Bank Public Co. Ltd. (Diversified Banks)(c)                           104
                                                                                      -------
            UNITED KINGDOM (14.9%)
   30,490   Amvescap plc (Investment Banking & Brokerage)(c)                              181
    4,860   AstraZeneca plc (Pharmaceuticals)(c)                                          201
   12,390   BOC Group plc (Diversified Chemicals)(c)                                      222
   19,180   BP plc (Oil & Gas Exploration & Production)(c)                                199
   23,449   Diageo plc (Distillers & Vintners)(c)                                         345
   60,900   Hilton Group plc (Casinos & Gaming)(c)                                        311

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
          PORTFOLIO OF INVESTMENTS(Continued)       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       MARKET
  NUMBER                                                                                 VALUE
OF SHARES                                  SECURITY                                     (000)
---------                                  --------                                   -------
   14,346   Kingfisher plc (Home Improvement Retail)(c)                               $    63
    6,270   Next plc (Apparel Retail)(c)                                                  169
   24,130   Reckitt Benckiser plc (Household Products)(c)                                 709
   16,300   Smith & Nephew plc (Health Care Equipment)(c)                                 160
  104,380   Vodafone Group plc (Wireless Telecommunication
               Services)(c)                                                               254
   25,570   William Hill plc (Casinos & Gaming)(c)                                        246
                                                                                      -------
                                                                                        3,060
                                                                                      -------
            Total international stocks (cost: $9,787)                                  13,369
                                                                                      -------

               U.S. STOCKS (34.2%)

            APPAREL RETAIL (1.6%)
   13,620   TJX Companies, Inc.                                                           332
                                                                                      -------
            BIOTECHNOLOGY (0.6%)
    2,700   Gilead Sciences, Inc.*                                                        119
                                                                                      -------
            COMMUNICATIONS EQUIPMENT (0.5%)
    5,890   Cisco Systems, Inc.*                                                          113
                                                                                      -------
            COMPUTER HARDWARE (1.7%)
    8,840   Dell, Inc.*                                                                   349
                                                                                      -------
            CONSUMER FINANCE (2.0%)
    7,790   American Express Co.                                                          415
                                                                                      -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    6,070   DST Systems, Inc.*                                                            284
                                                                                      -------
            HEALTH CARE EQUIPMENT (3.9%)
    5,060   Fisher Scientific International, Inc.*                                        329
    3,980   Medtronic, Inc.                                                               206
    6,920   Waters Corp.*                                                                 257
                                                                                      -------
                                                                                          792
                                                                                      -------
            HEALTH CARE SUPPLIES (0.8%)
    2,860   DENTSPLY International, Inc.                                                  154
                                                                                      -------
            HOME IMPROVEMENT RETAIL (0.7%)
    3,890   Home Depot, Inc.                                                              151
                                                                                      -------
            HOUSEHOLD PRODUCTS (0.3%)
    1,000   Procter & Gamble Co.                                                           53
                                                                                      -------
            HYPERMARKETS & SUPER CENTERS (0.7%)
    2,800   Wal-Mart Stores, Inc.                                                         135
                                                                                      -------
            INDUSTRIAL GASES (1.3%)
    2,740   Air Products & Chemicals, Inc.                                                165
    2,260   Praxair, Inc.                                                                 105
                                                                                      -------
                                                                                          270
                                                                                      -------
            INVESTMENT BANKING & BROKERAGE (1.6%)
    3,140   Goldman Sachs Group, Inc.                                                     320
                                                                                      -------
            IT CONSULTING & OTHER SERVICES (1.5%)
   13,960   Accenture Ltd. "A"*                                                           316
                                                                                      -------
            MOTORCYCLE MANUFACTURERS (0.8%)
    3,300   Harley-Davidson, Inc.                                                         164
                                                                                      -------
            MOVIES & ENTERTAINMENT (4.3%)
   12,937   News Corp., Inc. "B"(c)                                                       219
    4,970   Time Warner, Inc.*                                                             83
    9,340   Viacom, Inc. "B"                                                              299
   11,610   Walt Disney Co.                                                               293
                                                                                      -------
                                                                                          894
                                                                                      -------
            OIL & GAS DRILLING (0.9%)
    3,020   Noble Corp.                                                                   186
                                                                                      -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    4,590   Citigroup, Inc.                                                               212
                                                                                      -------
            PERSONAL PRODUCTS (1.2%)
    5,000   Gillette Co.                                                                  253
                                                                                      -------
            PHARMACEUTICALS (3.3%)
    5,500   Eli Lilly and Co.                                                             307
    5,760   Johnson & Johnson, Inc.                                                       374
                                                                                      -------
                                                                                          681
                                                                                      -------
            SOFT DRINKS (0.8%)
    3,100   PepsiCo, Inc.                                                                 167
                                                                                      -------
            SYSTEMS SOFTWARE (3.3%)
   32,020   Oracle Corp.*                                                                 422
   11,350   Symantec Corp.*                                                               247
                                                                                      -------
                                                                                          669
                                                                                      -------
            Total U.S. stocks (cost: $6,146)                                            7,029
                                                                                      -------
            Total investments (cost: $15,933)                                         $20,398
                                                                                      =======

  SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                    JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The  portfolio  of  investments   category   percentages   shown  represent  the
percentages of the investments to net assets and, in total, may not equal 100%.

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2005.

(b) Security has a mandatory or optional put, which shortens its effective maturity date.

(c) Security was fair valued at June 30, 2005, by USAA Investment Management Company (USAA IMCO) in accordance with valuation procedures approved by the Board of Trustees.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2005.

(f) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(g) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

(j) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

(k) Represents less than 0.1% of net assets.

* Non-income-producing security for the 12 months preceding June 30, 2005.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CPI        Consumer Price Index
------------------------------------------
ESOP       Employee Stock Ownership Plan
------------------------------------------
MTN        Medium-Term Note
------------------------------------------
PCRB       Pollution Control Revenue Bond
------------------------------------------
RB         Revenue Bond
------------------------------------------

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

(NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  (In Thousands, Except Per Share Data)             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     USAA LIFE        USAA LIFE        USAA LIFE       USAA LIFE       USAA LIFE
                                                    AGGRESSIVE       DIVERSIFIED      GROWTH AND        INCOME        WORLD GROWTH
                                                    GROWTH FUND      ASSETS FUND      INCOME FUND        FUND            FUND
                                                    -----------      -----------      -----------      ---------      ------------
ASSETS
   Investments in securities,
      at market value (identified
      cost of $13,377, $43,854,
      $51,848, $23,499, and $15,933,
      respectively)                                 $    18,469      $    49,243      $    61,856      $  24,451      $     20,398
   Cash denominated in foreign
      currencies (identified cost of
      $0, $0, $0, $0, $18, respectively)                      -                -                -              -                18
   Receivables:
      Capital shares sold                                     2                -                1             22                 3
      Dividends and interest                                 21              254               56            229                26
      Securities sold                                        23              195              522              -               146
      USAA Life (Note 7D)                                    22                -                -             12                48
                                                    -----------      -----------      -----------      ---------      ------------
         Total assets                                    18,537           49,692           62,435         24,714            20,639
                                                    -----------      -----------      -----------      ---------      ------------
LIABILITIES
   Payables:
      Securities purchased                                    -              246              529              -                 -
      Capital shares redeemed                                11               35               49              -                12
   Accrued advisory fees                                      8                8               10              4                 6
   Accrued administration fees                                9                9                9              9                 9
   Other accrued expenses and payables                       21               27               23             21                27
   Bank overdraft                                             -                -                -              -                26
                                                    -----------      -----------      -----------      ---------      ------------
         Total liabilities                                   49              325              620             34                80
                                                    -----------      -----------      -----------      ---------      ------------
            Net assets applicable to capital
               shares outstanding                   $    18,488      $    49,367      $    61,815      $  24,680      $     20,559
                                                    ===========      ===========      ===========      =========      ============
NET ASSETS CONSIST OF:
   Paid-in capital                                  $    14,736      $    42,928      $    50,363      $  24,742      $     15,036
   Accumulated undistributed net
      investment income                                      23              542              260            560               129
   Accumulated net realized gain (loss)
      on investments                                     (1,363)             508            1,184         (1,574)              930
   Net unrealized appreciation of investments             5,092            5,389           10,008            952             4,465
   Net unrealized depreciation
      on foreign currency translations                        -                -                -              -                (1)
                                                    -----------      -----------      -----------      ---------      ------------
   Net assets applicable to
      capital shares outstanding                    $    18,488      $    49,367      $    61,815      $  24,680      $     20,559
                                                    ===========      ===========      ===========      =========      ============
   Capital shares outstanding, unlimited
      number of shares authorized, no par value           1,129            3,794            3,944          2,379             1,638
                                                    ===========      ===========      ===========      =========      ============
   Net asset value, redemption price,
      and offering price per share                  $     16.37      $     13.01      $     15.67      $   10.38      $      12.55
                                                    ===========      ===========      ===========      =========      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
    (In Thousands)     SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   USAA LIFE        USAA LIFE        USAA LIFE      USAA LIFE      USAA LIFE
                                                  AGGRESSIVE       DIVERSIFIED      GROWTH AND       INCOME       WORLD GROWTH
                                                  GROWTH FUND      ASSETS FUND      INCOME FUND       FUND           FUND
                                                  -----------      -----------      -----------     ---------     ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes
     withheld of $3, $1, $2, $0, and
     $32, respectively)                           $       108      $       212      $       396     $      84     $        232
  Interest                                                  2              469               12           554                7
                                                  -----------      -----------      -----------     ---------     ------------
     Total income                                         110              681              408           638              239
                                                  -----------      -----------      -----------     ---------     ------------
EXPENSES
  Advisory fees                                            47               50               62            24               37
  Administration fees                                      25               25               25            25               25
  Custody and accounting fees                              15               35               31            15               57
  Shareholder reporting fees                                2                2                4             2                2
  Trustees' fees                                            2                2                2             2                2
  Professional fees                                        21               27               30            21               26
  Other                                                     1                1                1             1                1
                                                  -----------      -----------      -----------     ---------     ------------
     Total expenses                                       113              142              155            90              150
  Expenses paid indirectly                                 (2)              (3)              (7)            -                -
  Expenses reimbursed                                     (24)               -                -           (12)             (50)
                                                  -----------      -----------      -----------     ---------     ------------
     Net expenses                                          87              139              148            78              100
                                                  -----------      -----------      -----------     ---------     ------------
NET INVESTMENT INCOME                                      23              542              260           560              139
                                                  -----------      -----------      -----------     ---------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments (unaffiliated transactions)              986              813            1,648            70              996
     Foreign currency transactions                          -                -                -             -               (5)
  Change in net unrealized appreciation/
     depreciation of:
     Investments                                       (1,048)          (1,013)          (1,816)          (45)          (1,639)
     Foreign currency translations                          -                -                -             -               (2)
                                                  -----------      -----------      -----------     ---------     ------------
           Net realized and unrealized
             gain (loss)                                  (62)            (200)            (168)           25             (650)
                                                  -----------      -----------      -----------     ---------     ------------
Increase (decrease) in net assets resulting
  from operations                                 $       (39)     $       342      $        92     $     585     $       (511)
                                                  ===========      ===========      ===========     =========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
    (In Thousands)     SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
                                AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                            USAA LIFE                           USAA LIFE
                                                       AGGRESSIVE GROWTH FUND            DIVERSIFIED ASSETS FUND
                                                      -----------------------            -----------------------
                                                      6/30/2005    12/31/2004            6/30/2005    12/31/2004
                                                      ---------    ----------            ---------    ----------
From operations:
   Net investment income                              $      23    $       13            $     542    $    1,078
   Net realized gain on:
      Investments                                           986           704                  813         2,744
      Foreign currency translations                           -             1                    -             -
   Change in net unrealized appreciation/
      depreciation of investments                        (1,048)        1,792               (1,013)          239
                                                      ---------    ----------            ---------    ----------
         Increase (decrease) in net assets
            resulting from operations                       (39)        2,510                  342         4,061
                                                      ---------    ----------            ---------    ----------
Distributions to shareholders from:
   Net investment income                                    (14)            -               (1,081)         (970)
                                                      ---------    ----------            ---------    ----------
From capital share transactions:
   Proceeds from shares sold                                438         1,919                1,470         6,315
   Dividend reinvestments                                    14             -                1,081           970
   Cost of shares redeemed                               (2,509)       (4,042)              (4,293)       (5,985)
                                                      ---------    ----------            ---------    ----------
         Increase (decrease) in net assets from
            capital share transactions                   (2,057)       (2,123)              (1,742)        1,300
                                                      ---------    ----------            ---------    ----------
Net increase (decrease) from net assets:                 (2,110)          387               (2,481)        4,391
Net assets:
   Beginning of period                                   20,598        20,211               51,848        47,457
                                                      ---------    ----------            ---------    ----------
   End of period                                      $  18,488    $   20,598            $  49,367    $   51,848
                                                      =========    ==========            =========    ==========
Accumulated undistributed net investment income:
   End of period                                      $      23    $       14            $     542    $    1,081
                                                      =========    ==========            =========    ==========
Change in shares outstanding:
   Shares sold                                               27           131                  113           503
   Shares issued for dividends reinvested                     1             -                   85            79
   Shares redeemed                                         (159)         (276)                (330)         (477)
                                                      ---------    ----------            ---------    ----------
      Increase (decrease) in shares outstanding            (131)         (145)                (132)          105
                                                      =========    ==========            =========    ==========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-34.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
    (In Thousands)     SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
                                AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                        USAA LIFE                 USAA LIFE                 USAA LIFE
                                                  GROWTH AND INCOME FUND         INCOME FUND             WORLD GROWTH FUND
                                                  ----------------------    ----------------------    ----------------------
                                                  6/30/2005   12/31/2004    6/30/2005   12/31/2004    6/30/2005   12/31/2004
                                                  ---------   ----------    ---------   ----------    ---------   ----------
From operations:
   Net investment income                          $     260   $      668    $     560   $    1,022    $     139   $      205
   Net realized gain (loss) on:
      Investments                                     1,648        5,543           70          271          996        3,521
      Foreign currency translations                       -            -            -            -           (5)         (14)
   Net increase from payments by USAA Life                -            -            -            -            -            7
   Change in net unrealized appreciation
      /depreciation of:
      Investments                                    (1,816)         243          (45)        (363)      (1,639)         963
      Foreign currency translations                       -            -            -            -           (2)          (1)
                                                  ---------   ----------    ---------   ----------    ---------   ----------
         Increase (decrease) in net assets
            resulting from operations                    92        6,454          585          930         (511)       4,681
                                                  ---------   ----------    ---------   ----------    ---------   ----------
Distributions to shareholders from:
   Net investment income                               (668)        (456)      (1,124)      (1,369)           -         (213)
   Net realized gains                                (5,506)         (57)           -            -       (1,290)           -
                                                  ---------   ----------    ---------   ----------    ---------   ----------
         Distributions to shareholders               (6,174)        (513)      (1,124)      (1,369)      (1,290)        (213)
                                                  ---------   ----------    ---------   ----------    ---------   ----------
From capital share transactions:
   Proceeds from shares sold                          1,581        5,332        2,538        3,920        1,341        3,451
   Dividend reinvestments                             6,174          513        1,124        1,369        1,290          213
   Cost of shares redeemed                           (4,430)      (7,099)      (2,353)      (8,498)      (1,540)     (11,611)
                                                  ---------   ----------    ---------   ----------    ---------   ----------
         Increase (decrease) in net assets
            from capital share transactions           3,325       (1,254)       1,309       (3,209)       1,091       (7,947)
                                                  ---------   ----------    ---------   ----------    ---------   ----------
Net increase (decrease) from net assets:             (2,757)       4,687          770       (3,648)        (710)      (3,479)
Net assets:
   Beginning of period                               64,572       59,885       23,910       27,558       21,269       24,748
                                                  ---------   ----------    ---------   ----------    ---------   ----------
   End of period                                  $  61,815   $   64,572    $  24,680   $   23,910    $  20,559   $   21,269
                                                  =========   ==========    =========   ==========    =========   ==========
Accumulated undistributed net investment
   income (loss):
   End of period                                  $     260   $      668    $     560   $    1,124    $     129   $      (10)
                                                  =========   ==========    =========   ==========    =========   ==========
Change in shares outstanding:
   Shares sold                                           94          331          241          371           99          280
   Shares issued for dividends reinvested               407           32          109          135          103           16
   Shares redeemed                                     (264)        (444)        (222)        (797)        (117)        (858)
                                                  ---------   ----------    ---------   ----------    ---------   ----------
      Increase (decrease) in shares
         outstanding                                    237          (81)         128         (291)          85         (562)
                                                  =========   ==========    =========   ==========    =========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-34.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                    JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of five separate funds, which are each classified as diversified under the 1940 Act.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

(1) Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

(2) Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values
    (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

(3) Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

(4) Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

(5) Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

(6) Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

    Fair value methods used by USAA IMCO include, but are not limited to, obtaining

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Funds, either through their regular custodian or through a special "tri-party"
custodian that maintains separate accounts for both the Funds and their counterparties, until maturity of the repurchase agreements. The Funds' investment adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements.

E. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Funds' accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

(2) Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. At the Funds' tax year-end of December 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Funds maintain segregated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Funds' NAVs to the extent that the Funds make such purchases while remaining substantially fully invested. As of June 30, 2005, none of the Funds had any outstanding when-issued commitments.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Funds. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. For the six-month period ended June 30, 2005, brokerage commission recapture

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

credits reduced the Funds' expenses by the following amounts.

USAA Life Aggressive Growth Fund     $2,000
USAA Life Diversified Assets Fund     3,000
USAA Life Growth and Income Fund      7,000
USAA Life Income Fund                     -
USAA Life World Growth Fund               -

Brokerage commission credits for the Life World Growth Fund were less than $500.

Custodian credits reduced each of the Fund's expenses by less than $500, resulting in a total approximate reduction of each of the Funds' expenses equal to the brokerage commission reimbursements.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT
Effective January 6, 2005, the Funds participate with other USAA funds in a joint, short-term, revolving committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2005, each of the Funds of the Trust paid CAPCO facility fees of less than $500, which represents 0.3% of total fees paid to CAPCO by the USAA funds. None of the Funds had any borrowings under this agreement during the six-month period ended June 30, 2005.

3) DISTRIBUTIONS
The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2005, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2004, the Funds had the following capital loss carryovers for federal income tax purposes (in thousands):

                                  USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE
                                 AGGRESSIVE     DIVERSIFIED     GROWTH AND       INCOME         WORLD
                                 GROWTH FUND    ASSETS FUND    INCOME FUND        FUND       GROWTH FUND
                                 -----------    -----------    -----------     ---------     -----------
Capital loss carryovers:
   Expiring 2008                 $         -    $         -    $         -     $     609     $         -
   Expiring 2010                       2,199            155              -         1,035               -
   Expiring 2011                         104              -              -             -               -
                                 -----------    -----------    -----------     ---------     -----------
Total capital loss carryovers    $     2,303    $       155    $         -     $   1,644     $         -
                                 ===========    ===========    ===========     =========     ===========

The capital loss carryovers will expire on the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2005, were as follows (in thousands):

                            USAA LIFE      USAA LIFE       USAA LIFE     USAA LIFE     USAA LIFE
                            AGGRESSIVE    DIVERSIFIED     GROWTH AND      INCOME         WORLD
                           GROWTH FUND    ASSETS FUND     INCOME FUND      FUND       GROWTH FUND
                           -----------    -----------     -----------    ---------    -----------
Purchases                  $     6,539    $    14,368     $    22,181    $   4,567    $     4,596
Sales/Maturities                 8,462         19,272          24,620        3,374          4,276

The cost of securities, including short-term securities, at June 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were as follows (in thousands):

                          USAA LIFE      USAA LIFE        USAA LIFE        USAA LIFE    USAA LIFE
                         AGGRESSIVE      DIVERSIFIED      GROWTH AND        INCOME         WORLD
                         GROWTH FUND     ASSETS FUND      INCOME FUND        FUND       GROWTH FUND
                         ------------    -----------      -----------      ----------   -----------
Appreciation             $      5,239    $     5,823      $    11,220      $    1,020   $     4,756
Depreciation                     (147)          (434)          (1,212)            (68)         (291)
                         ------------    -----------      -----------      ----------   -----------
Net                      $      5,092    $     5,389      $    10,008      $      952   $     4,465
                         ============    ===========      ===========      ==========   ===========

5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds' giving up the opportunity for potential profit.

At June 30, 2005, the terms of open currency contracts for the USAA Life World Growth Fund were as follows (in thousands):

Currency Contracts to Sell:

                                                                                         UNREALIZED
                                           U.S. DOLLAR VALUE        IN EXCHANGE         APPRECIATION/
EXCHANGE DATE     CONTRACTS TO DELIVER      AS OF 6/30/2005       FOR U.S. DOLLAR      (DEPRECIATION)
-------------     --------------------     -----------------      ---------------      --------------
  7/01/2005        13 Pound Sterling              $ 23                  $ 23                $  -
  7/05/2005        16 Pound Sterling                29                    29                   -
  7/05/2005        53 Pound Sterling                95                    95                   -
                                                  ----                  ----                ----
                                                  $147                  $147                $  -
                                                  ====                  ====                ====

6) LENDING OF PORTFOLIO SECURITIES
The Funds, through their third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Funds for its services as securities-lending agent. Risks to the Funds in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of June 30, 2005, none of the Funds had any securities on loan.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

7) TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES - USAA IMCO provides investment management services to the Funds pursuant to an Investment Advisory Agreement. Under this agreement, USAA IMCO carries out the Funds' investment policies and directly manages the day-to-day investment of the non-equity portions of the Funds' assets, subject to the authority of and supervision by the Trust's Board of Trustees. USAA IMCO is indirectly wholly owned by USAA. USAA IMCO is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Funds' assets. USAA IMCO monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. USAA IMCO also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of each Fund's assets, and USAA IMCO can change the allocations without shareholder approval.

The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. For the six-month period ended June 30, 2005, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive Growth Fund             $47,000
USAA Life Diversified Assets Fund             50,000
USAA Life Growth and Income Fund              62,000
USAA Life Income Fund                         24,000
USAA Life World Growth Fund                   37,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO).

MARSICO CAPITAL MANAGEMENT, LLC (USAA LIFE AGGRESSIVE GROWTH FUND):

USAA IMCO (not the Fund) pays Marsico Capital Management, LLC (Marsico Capital) a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended June 30, 2005, USAA IMCO incurred subadvisory fees, paid or payable to Marsico Capital, of $19,000.

MFS INVESTMENT MANAGEMENT (USAA LIFE WORLD GROWTH FUND):

USAA IMCO (not the Fund) pays MFS Investment Management (MFSIM) a subadvi-sory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA Life World Growth Fund and all of the other funds in the USAA family of funds that MFSIM manages (the USAA International Fund, the USAA World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages) (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. For the six-month period ended June30, 2005, USAA IMCO incurred subadvisory fees, paid or payable to MFSIM, of $1,735,000 for the MFSIM Funds in total, of which $26,000 was based on the average net assets of the USAA Life World Growth Fund.

WELLINGTON MANAGEMENT COMPANY, LLP (USAA LIFE DIVERSIFIED ASSETS FUND AND USAA LIFE GROWTH AND INCOME FUND):

USAA IMCO (not the Funds) pays Wellington Management Company, LLP (Wellington Management) a subadvisory fee in the annual amount not to exceed 0.20% of the portion of each Fund's average daily net assets that Wellington Management manages. For the six-month period ended June 30, 2005, USAA IMCO incurred subadvisory fees, paid or payable to Wellington Management, of $30,000 and $56,000 for the USAA Life Diversified Assets Fund and USAA Life Growth and Income Fund, respectively.

C. ADMINISTRATION FEES - As outlined in the Administration Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administration, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administration Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the six-month period ended June 30, 2005, each of the Funds incurred administration fees, paid or payable to USAA Life, of $25,000, excluding expense reimbursements.

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, before reductions of any expenses paid indirectly.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

This agreement may be modified or terminated at any time. During the six-month period ended June 30, 2005, the Funds incurred the following reimbursable expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund     $24,000
USAA Life Diversified Assets Fund          -
USAA Life Growth and Income Fund           -
USAA Life Income Fund                 12,000
USAA Life World Growth Fund           50,000

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - As of June 30, 2005, all shares of the Funds are owned by the Separate Accounts. The ownership percentage of each of the Separate Accounts in each of the Funds is as follows:

                                          LIFE
                        SEPARATE        INSURANCE
                        ACCOUNT         SEPARATE
                        OF USAA         ACCOUNT OF
                         LIFE           USAA LIFE
                       INSURANCE        INSURANCE
                        COMPANY          COMPANY
USAA Life Aggressive
   Growth Fund           92.07%           7.93%

USAA Life Diversified
   Assets Fund           97.87%           2.13%

USAA Life Growth
   and Income Fund       98.15%           1.85%

USAA Life Income
   Fund                  97.67%           2.33%

USAA Life World
   Growth Fund           98.01%           1.99%

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS
   PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                USAA LIFE AGGRESSIVE GROWTH FUND
                                       =================================================================================
                                         SIX-MONTH
                                        PERIOD ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------------
                                           2005         2004        2003           2002           2001            2000
                                        ------------   -------     -------        -------        -------         -------
Net asset value at beginning
   of period                              $ 16.35      $ 14.39     $ 10.96        $ 15.82         $ 20.67        $ 25.03
                                          -------      -------     -------        -------         -------        -------
Income (loss) from investment
   operations:
   Net investment income (loss)               .02          .01        (.01)(a)       (.04)(a)        (.06)(a)       (.05)(a)
   Net realized and unrealized
      gain (loss)                             .01         1.95        3.44(a)       (4.82)(a)       (4.78)(a)      (3.81)(a)
                                          -------      -------     -------        -------         -------        -------
Total from investment operations              .03         1.96        3.43(a)       (4.86)(a)       (4.84)(a)      (3.86)(a)
                                          -------      -------     -------        -------         -------        -------
Less distributions:
   From net investment income                (.01)           -           -              -               -              -
   From realized capital gains                  -            -           -              -            (.01)          (.50)
                                          -------      -------     -------        -------         -------        -------
Total distributions                          (.01)           -           -              -            (.01)          (.50)
                                          -------      -------     -------        -------         -------        -------
Net asset value at end of period          $ 16.37      $ 16.35     $ 14.39        $ 10.96         $ 15.82        $ 20.67
                                          =======      =======     =======        =======         =======        =======
Total return (%)*                             .20        13.62       31.30         (30.72)         (23.44)        (15.43)
Net assets at end of period (000)         $18,488      $20,598     $20,211        $15,841         $25,804        $69,242
Ratio of expenses to average net
   assets (%)**(c,d)                          .95(b)       .95         .88            .70             .70            .70
Ratio of expenses to average
   net assets excluding
   reimbursements (%)**(d)                   1.21(b)      1.29        1.34           1.18            1.03            .76
Ratio of net investment income
   (loss) to average net assets (%)**         .25(b)       .07        (.10)          (.34)           (.33)          (.20)
Portfolio turnover (%)                      34.58        77.11       87.49         265.66          116.09          23.51

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2005, average net assets were $18,934,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average annual net assets. Prior to this date, the expense limit for the Fund was 0.70%.
(d) Reflects total operating expenses of the Fund, before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.02%)       (.04%)      (.03%)         (.01%)             -              -

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               USAA LIFE DIVERSIFIED ASSETS FUND
                                       =================================================================================
                                         SIX-MONTH
                                        PERIOD ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------------
                                            2005         2004        2003           2002           2001            2000
                                        ------------   -------     -------        -------        -------         -------
Net asset value at beginning
   of period                              $ 13.21      $ 12.42     $ 10.63        $ 12.96         $ 12.90        $ 12.41
                                          -------      -------     -------        -------         -------        -------
Income (loss) from investment
   operations:
   Net investment income                      .12          .27         .27            .32             .42(a,e)       .49
   Net realized and unrealized
      gain (loss)                            (.03)         .77        1.90          (1.69)           1.28(a,e)       .01
                                          -------      -------     -------        -------         -------        -------
Total from investment operations              .09         1.04        2.17          (1.37)           1.70(a,e)       .50
                                          -------      -------     -------        -------         -------        -------
Less distributions:
   From net investment income                (.29)        (.25)       (.38)          (.33)           (.48)          (.01)
   From realized capital gains                  -            -           -           (.63)          (1.16)             -
                                          -------      -------     -------        -------         -------        -------
Total distributions                          (.29)        (.25)       (.38)          (.96)          (1.64)          (.01)
                                          -------      -------     -------        -------         -------        -------
Net asset value at end of period          $ 13.01      $ 13.21     $ 12.42        $ 10.63         $ 12.96        $ 12.90
                                          =======      =======     =======        =======         =======        =======
Total return (%)*                             .74         8.50       20.92         (11.37)          13.36           4.02
Net assets at end of period (000)         $49,367      $51,848     $47,457        $38,976         $42,863        $33,610
Ratio of expenses to average net
   assets (%)**(c,d)                          .57(b)       .63         .63            .35             .35            .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**(d)            -            -         .77            .58             .59            .60
Ratio of net investment income
   to average net assets (%)**               2.18(b)      2.19        2.32           3.14            3.26(e)        3.70
Portfolio turnover (%)                      29.66        56.47       55.52         111.63           41.62          61.98

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2005, average net assets were $50,163,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.75% of the Fund's average annual net assets. Prior to this date, the expense limit for the Fund was 0.35%.
(d) Reflects total operating expenses of the Fund, before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.01%)       (.02%)      (.02%)         (.00%)+            -              -
    + Represents less than 0.01% of average net assets.
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                USAA LIFE GROWTH AND INCOME FUND
                                       =================================================================================
                                         SIX-MONTH
                                        PERIOD ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------------
                                            2005         2004        2003           2002            2001           2000
                                       -------------   -------     -------        -------         -------        -------
Net asset value at beginning
   of period                              $ 17.42      $ 15.81     $ 12.88        $ 17.09         $ 19.39        $ 18.75
                                          -------      -------     -------        -------         -------        -------
Income (loss) from investment
   operations:
   Net investment income                      .07          .18         .13            .19             .24            .18
   Net realized and unrealized
      gain (loss)                            (.09)        1.57        3.58          (3.74)          (1.27)           .51
                                          -------      -------     -------        -------         -------        -------
Total from investment operations             (.02)        1.75        3.71          (3.55)          (1.03)           .69
                                          -------      -------     -------        -------         -------        -------
Less distributions:
   From net investment income                (.19)        (.12)       (.20)          (.24)           (.27)          (.01)
   From realized capital gains              (1.54)        (.02)       (.58)          (.42)          (1.00)          (.04)
                                          -------      -------     -------        -------         -------        -------
Total distributions                         (1.73)        (.14)       (.78)          (.66)          (1.27)          (.05)
                                          -------      -------     -------        -------         -------        -------
Net asset value at end of period          $ 15.67      $ 17.42     $ 15.81        $ 12.88         $ 17.09        $ 19.39
                                          =======      =======     =======        =======         =======        =======
Total return (%)*                             .21        11.14       30.04         (21.50)          (5.89)          3.70
Net assets at end of period (000)         $61,815      $64,572     $59,885        $48,375         $70,512        $77,746
Ratio of expenses to average net
   assets (%)**(b,c)                          .50(a)       .52         .52            .35             .35            .35
Ratio of expenses to average net
   assets excluding
   reimbursements (%)**(c)                      -            -         .62            .46             .42            .40
Ratio of net investment income
   to average net assets (%)**                .84(a)      1.10         .89           1.16            1.31           1.36
Portfolio turnover (%)                      36.17        76.90       70.39          88.68           25.63          20.19

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2005, average net assets were $62,209,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average annual net assets. Prior to this date, the expense limit for the Fund was 0.35%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.02%)      (.03%)       (.03%)         (.00%)+            -              -
    + Represents less than 0.01% of average net assets.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     USAA LIFE INCOME FUND
                                       =================================================================================
                                         SIX-MONTH
                                        PERIOD ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------------
                                            2005         2004        2003           2002           2001            2000
                                       -------------   -------     -------        -------        -------         -------
Net asset value at beginning
   of period                              $ 10.62      $ 10.84     $ 10.78        $ 10.61         $ 10.43        $  9.14
                                          -------      -------     -------        -------         -------        -------
Income (loss) from investment
   operations:
   Net investment income                      .23          .55         .47            .61             .68(a,e)       .70
   Net realized and unrealized
   gain (loss)                                .03         (.16)        .06            .18             .04(a,e)       .59
                                          -------      -------     -------        -------         -------        -------
Total from investment operations              .26          .39         .53            .79             .72(a,e)      1.29
                                          -------      -------     -------        -------         -------        -------
Less distributions:
   From net investment income                (.50)        (.61)       (.47)          (.62)           (.54)             -
                                          -------      -------     -------        -------         -------        -------
Net asset value at end of period          $ 10.38      $ 10.62     $ 10.84        $ 10.78         $ 10.61        $ 10.43
                                          =======      =======     =======        =======         =======        =======
Total return (%)*                            2.50         3.81        4.92           7.95            7.21          14.00
Net assets at end of period (000)         $24,680      $23,910     $27,558        $26,252         $23,236        $13,500
Ratio of expenses to average net
   assets (%)**(c,d)                          .65(b)       .65         .55            .35             .35            .35
Ratio of expenses to average net
   assets excluding
   reimbursements (%)**(d)                    .75(b)       .79         .74            .71             .85           1.15
Ratio of net investment income
   to average net assets (%)**               4.70(b)      4.18        4.51           5.67            6.32(e)        6.98
Portfolio turnover (%)                      14.72        26.73       52.60          54.63           55.79          68.10

*   Assumes reinvestment of all net investment income distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown. Calculated using adjusted net assets and could differ from the Lipper reported return.
**  For the six-month period ended June 30, 2005, average net assets were $24,040,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.65% of the Fund's average annual net assets. Prior to this date, the expense limit for the Fund was 0.35%.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)+      (.00%)+     (.00%)+        (.01%)             -              -
    +  Represents less than 0.01% of average net assets.
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     USAA LIFE INCOME FUND
                                       =================================================================================
                                         SIX-MONTH
                                        PERIOD ENDED                       YEAR ENDED DECEMBER 31,
                                          JUNE 30,      -----------------------------------------------------------------
                                            2005          2004         2003          2002            2001          2000
                                       -------------    -------      -------       -------         -------        -------
Net asset value at beginning
  of period                               $ 13.70       $ 11.70      $  9.19       $ 10.98         $ 13.41        $ 15.97
                                          -------       -------      -------       -------         -------        -------
Income (loss) from investment
   operations:
   Net investment income                      .09           .12          .10           .11             .13            .12
   Net realized and unrealized
      gain (loss)                            (.43)         2.01         2.51         (1.80)          (2.43)         (1.75)
   Net increase from payments by
      USAA Life                                 -           .00(d)         -             -               -              -
                                          -------       -------      -------       -------         -------        -------
Total from investment operations             (.34)         2.13         2.61         (1.69)          (2.30)         (1.63)
                                          -------       -------      -------       -------         -------        -------
Less distributions:
   From net investment income                (.00)(d)      (.13)        (.10)         (.10)           (.13)          (.12)
   From realized capital gains               (.81)            -            -             -               -           (.81)
                                          -------       -------      -------       -------         -------        -------
Total distributions                          (.81)         (.13)        (.10)         (.10)           (.13)          (.93)
                                          -------       -------      -------       -------         -------        -------
Net asset value at end of period          $ 12.55       $ 13.70      $ 11.70       $  9.19         $ 10.98        $ 13.41
                                          =======       =======      =======       =======         =======        =======

Total return (%)*                           (2.42)        18.23(e)     28.45        (15.35)         (17.15)        (10.34)
Net assets at end of period (000)         $20,559       $21,269      $24,748       $19,959         $25,234        $33,262
Ratio of expenses to average net
   assets (%)**(b,c)                          .95(a)        .95          .86           .65             .65            .65
Ratio of expenses to average net
   assets excluding
   reimbursements (%)**(c)                   1.43(a)       1.15         1.87          1.52            1.11            .83
Ratio of net investment income
   to average net assets (%)**               1.32(a)        .76          .96          1.12             .99            .82
Portfolio turnover (%)                      20.70         50.12        58.38        121.54           49.27          38.37

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown. Calculated using adjusted net assets and could differ from the Lipper reported return.
**  For the six-month period ended June 30, 2005, average net assets were $21,274,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average annual net assets. Prior to this date, the expense limit was 0.65%.
(c) Reflects total operating expenses of the Fund, before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)+      (.02%)        (.01%)        (.01%)             -              -
    + Represents less than 0.01% of average net assets.
(d) Represents less than $0.01 per share.
(e) For the year ended December 31, 2004, USAA Life voluntarily reimbursed the Fund for commissions incurred on sales of securities related to USAA Life's redemption of Fund shares. Excluding that reimbursement, the Fund's total return would have been 18.14%.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                                EXPENCES EXAMPLE
--------------------------------------------------------------------------------
                                                   JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EXAMPLE

    As an investor in the underlying Funds of the USAA Life variable annuity contracts and variable universal life insurance policies, you incur indirect costs of the Funds, including advisory fees, administration fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Insurance contract charges (direct costs) that you incur, such as the mortality and expense charges, are not included in this example.

    The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

ACTUAL EXPENSES

    The line labeled "actual" under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value at the underlying fund NAV level by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund(s) in the "actual" line under the heading "Expenses Paid During Period" to estimate the underlying Funds' expenses you paid during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The line labeled "hypothetical" under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

    Please note that the expenses shown in the table are meant to highlight only the ongoing costs of the underlying Funds and do not reflect any direct insurance contract costs, such mortality and expense charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds under different variable annuity contracts or variable insurance policies. In addition, if these direct costs were included, your costs would have been higher.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                                EXPENSE EXAMPLE
--------------------------------------------------------------------------------
              (Continued)                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   EXPENSES PAID
                                                     BEGINNING                ENDING               DURING PERIOD*
                                                   ACCOUNT VALUE           ACCOUNT VALUE         JANUARY 1, 2005 -
                                                  JANUARY 1, 2005          JUNE 30, 2005           JUNE 30, 2005
                                                  -----------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND
   Actual                                             $1,000.00              $1,002.00                 $4.61
   Hypothetical (5% return before expenses)            1,000.00               1,020.19                  4.65

USAA LIFE DIVERSIFIED ASSETS FUND
   Actual                                              1,000.00               1,007.40                  2.77
   Hypothetical (5% return before expenses)            1,000.00               1,022.03                  2.79

USAA LIFE GROWTH AND INCOME FUND
   Actual                                              1,000.00               1,002.10                  2.37
   Hypothetical (5% return before expenses)            1,000.00               1,022.42                  2.40

USAA LIFE INCOME FUND
   Actual                                              1,000.00               1,025.00                  3.28
   Hypothetical (5% return before expenses)            1,000.00               1,021.55                  3.27

USAA LIFE WORLD GROWTH FUND
   Actual                                              1,000,00                 975.80                  4.63
   Hypothetical (5% return before expenses)            1,000.00               1,020.11                  4.74

*Expenses are equal to the Funds' annualized expense ratios shown below, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Funds' actual ending account values are based on their actual total returns for the six-month period of January 1, 2005, through June 30, 2005, as shown below:

                                      Net Expense Ratio       Six-Month Total Return
USAA Life Aggressive Growth Fund           0.93%                     0.20%
USAA Life Diversified Assets Fund          0.56                      0.74
USAA Life Growth and Income Fund           0.48                      0.21
USAA Life Income Fund                      0.65                      2.50
USAA Life World Growth Fund                0.95                     -2.42

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION
    Copies of USAA IMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees, for use in voting proxies on behalf of the Funds, are available without charge (i) by calling (800) 531-4265; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

    Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
    (i) at USAA.COM; and (ii) on the SEC's Web site at http://www.sec.gov.

    The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Form N-Qs are available (i) by calling (800) 531-8448; and (ii) on the SEC's Web site at http://www.sec.gov. These Form N-Qs also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

STATEMENT REGARDING BASIS FOR APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

The Board, at a meeting on May 20, 2005, approved the continuance of the Trust's Advisory Agreement with USAA Investment Management Company (USAA IMCO) and the continuance of the USAA IMCO's Subadvisory Agreements with MFS Investment Management (MFS), Wellington Management Company LLP (Wellington), and Marsico Capital Management LLC (Marsico) (collectively, the Subadvisers).

FACTORS CONSIDERED
The factors that formed the basis for the Board's approval of USAA IMCO and each Subadviser and their fees included, among others: the nature, extent, and quality of the services to be provided by USAA IMCO and Subadvisers; the investment performance of the Trust and USAA IMCO and Subadvisers; the costs of the services to be provided and profits to be realized by USAA IMCO and Subadvisers and their affiliates from the relationship with the Trust; the extent to which economies of scale would be realized as the Trust grows; and whether fee levels reflect these economies of scale for the benefit of the Trust's investors.

The Board considered these factors in light of the following facts and circumstances. The Trust is sponsored by USAA, a diversified financial services company focused on providing a full range of financial products and services to members of the United States military community. The Trust serves exclusively as an underlying investment for variable annuity contracts and variable life insurance policies (variable insurance products) issued by USAA Life Insurance Company (USAA Life), rather than as a fund that sells its shares directly to the public. While the Board is not responsible for USAA Life's variable insurance products, the cost of creating and maintaining the Trust has contributed to USAA Life's continuing need to subsidize the products and the Trust in the interest of making the products available to USAA's members. The Trust benefits from the fact that, despite the Trust's small size, it has an opportunity to hire prestigious subadvisers by virtue of USAA's prominence as a financial services organization, including USAA's sponsorship of a large family of mutual funds sold directly to the public.

COMPARISONS
The Board relied on comparisons of the services to be rendered and amounts to be paid under the Trust's Advisory and Subadvisory Agreements, the investment performance of each Fund of the Trust, and the total expense ratio of each Fund with those of comparable mutual funds underlying variable insurance products. The comparisons were prepared, at the Trust's expense, by Lipper Analytical Services, Inc. (Lipper), a company independent of USAA and commonly used by mutual fund boards for this purpose. The Board relied on the comparisons not as a definitive indication of the reasonableness of fees, but to give the Board a general perspective of industry norms and a specific awareness of the options available to the Trust's shareholders. In relying on the comparisons, the Board took into account the fact that, due to differing arrangements throughout the industry, the comparisons could not be definitive.

The Board also relied on comparisons, prepared by USAA IMCO, of the investment performance of the Funds with that of the other funds available as investment options under USAA Life's variable insurance products and with comparable funds that are sponsored by USAA, sold directly to the public, advised by USAA IMCO, and subadvised by the Subadvisers. The Board relied on the comparisons to indicate how the Trust compared to other investment options under USAA Life's variable insurance products and how USAA IMCO and Subadvisers performed with comparable mutual fund advisory clients.

The Board further relied on comparisons of the brokerage costs incurred by the Trust with those of other funds, broken down by trading on the New York Stock Exchange, NASDAQ, and foreign markets. The comparisons were prepared, at the Trust's expense, by Elkins/McSherry, LLC, a company independent of USAA and commonly used by mutual fund boards for this purpose. The Board relied on the comparisons to help it assess the representations of USAA IMCO and Subadvisers that they were obtaining best execution for the Trust.

NATURE, EXTENT, AND QUALITY OF THE SERVICES
Factors considered regarding the nature and extent of the portfolio management functions provided by USAA IMCO for the Income Fund and the fixed portion of the Diversified Assets Fund and by each of the three Subadvisers included: the continuing advisability of the advisory and subadvisory arrangements; adherence to a Fund's investment objective and public representations of style and strategy, including, for example, the absence of any "style drift;" basis for compensation of portfolio managers; compliance with applicable law and regulations; adequacy and effectiveness of operational, ethical, and compliance policies and procedures; and prompt and responsive reporting to the Board.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Regarding USAA IMCO, additional factors considered included oversight of the Subadvisers, such as communications, monitoring, on-site visits, reviewing, and analyzing Subadviser reports to USAA IMCO, compiling investment performance data, providing written and oral reports to the Board, and arranging for oral reports by the Subadvisers at Board meetings. Regarding the Subadvisers, additional factors considered included the degree of cooperation extended to USAA IMCO in its role of overseeing the Subadvisers.

Factors considered also included USAA IMCO's coordination of the portfolio management services with the services that USAA Life provided to the Trust at cost, pursuant to the Administrative Services Agreement, and the services that USAA IMCO provided to the Trust for no fee, pursuant to the Underwriting Agreement. The Board considered the fact that USAA IMCO provided certain of the administrative services to the Trust in return for cost reimbursement by USAA Life.

Factors considered regarding the quality of services provided by USAA IMCO and Subadvisers included the absence of regulatory actions involving the Trust, as well as the absence of shareholder and whistle-blower complaints involving the Trust. In addition, the Board observed that, based on comparisons noted above, the Trust's brokerage costs compared favorably with industry experience.

The Board concluded that the nature, extent, and quality of the services provided a satisfactory basis for the advisory and subadvisory fees to be paid.

SERVICE COSTS, PROFITS, AND OTHER BENEFITS
Factors considered regarding USAA IMCO included the fact that USAA IMCO realized no profit under the Advisory Agreement and was reimbursed by USAA Life in order to break even under the Agreement, as well as the underlying cost allocation and other accounting methodology.

The Board also considered the fact that USAA Life maintains a cap on the expenses of each Fund, which required USAA Life, for 2004, to reimburse the Aggressive Growth, Income, and World Growth funds. The Board further considered the fact that USAA Life derives benefits from having the Trust serve as an underlying investment option for its variable insurance products that are subject to fees and charges payable to USAA Life, but that USAA Life continues to have an absence of profits on these products.

Factors considered regarding the Subadvisers included the information that the Subadvisers had varying capacity to provide profit figures on a per agreement basis and that, in any event, the fees realized by the Subadvisers, given the relatively small size of each Fund, were not material.

The Board also considered that USAA IMCO, from time to time, realized "soft dollar" credits in connection with fixed price public offering underwriting concessions, certain Subadvisers realized "soft dollar" credits from the allocation of Fund portfolio brokerage, and these credits had been modest because of the Funds' relative small size. The Board also considered the fact that USAA IMCO had initiated a program whereby a portion of the Trust's brokerage commissions are credited to reduce Trust expenses.

The Board concluded that it was unlikely that USAA IMCO would realize a profit under the Advisory Agreement, or that the Subadvisers would realize material profits under the Subadvisory Agreements, in the near future.

ECONOMIES OF SCALE
Factors considered included the small size of the Funds, the absence of substantial flows of money into the Trust, the availability of other mutual funds as alternative investment options under USAA Life's variable insurance products, USAA Life's view that sales of its variable insurance products are likely to continue at no higher than the current rate, and the absence of profits to USAA IMCO and USAA Life in connection with the Trust.

The Board concluded that it was unlikely that USAA IMCO and Subadvisers would achieve any economies of scale in connection with the Trust in the near future.

FEE LEVELS REFLECTING ECONOMIES OF SCALE
Factors considered included the fee breakpoints for the World Growth Fund based on the aggregate average net assets of all funds in the USAA family of funds that MFS manages and the absence of fee breakpoints for the Aggressive Growth, Diversified Assets, Income, and Growth and Income Funds in light of each Fund's small size and the relatively low fee level of each Fund (based on the comparisons described above). The Board considered advice from outside legal counsel to the Trust that courts have stated that economies of scale can be passed along to fund shareholders by low-level fees as well as fee breakpoints. The Board also considered the fact that USAA IMCO and USAA Life, as well as the Subadvisers, had spent monies, unanticipated at the time the fee levels were set, to provide certain compliance and other services to the Trust in accordance with new regulatory requirements.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

The Board concluded that the current fee levels satisfactorily reflected any prospect of the USAA IMCO's and Subadvisers' achieving material economies of scale in connection with the Trust in the near future.

INVESTMENT PERFORMANCE, FEE LEVELS, AND EXPENSE RATIOS
Factors considered regarding investment performance included absolute and relative performance over various short and long periods in light of benchmarks and peers, and taking into account risk assumed. Regarding equity investments, the Trustees also compared performance by the Subadvisers against performance by USAA IMCO, prior to 2003, when the Trust first approved the Subadvisers.

Factors considered regarding the existing fee levels included that, while the Board was not responsible for fees and charges at the variable insurance product level, USAA Life had represented that the fees and charges, in the aggregate and together with the fees at the Trust level, are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by USAA Life; the fees and charges do not duplicate fees and expenses paid by the Trust; and the advisory fee levels make no specific allowance to provide monies to finance distribution of either the Trust shares or the variable insurance products.

AGGRESSIVE GROWTH FUND (MARSICO). Average annual total return, for the one- and three-year periods, exceeded the Fund's Lipper Performance Universe Average (Lipper Average); for the one-, three-, and five-year periods, exceeded the Fund's comparable Lipper Index; and, since the hiring of a Subadviser, exceeded the Lipper Average and Lipper Index.

The Fund's management fee rate, after reimbursements, was among the lowest in the Fund's Lipper expense group and significantly below the Fund's Lipper Expense Universe Median (Lipper Median). The fee rate was comparable at all asset levels in the Fund's Lipper Investment Classification/Objective Group (Lipper Classification Group).

The Fund's total expense ratio, after reimbursements, was lower than the Fund's Lipper Expense Group and the Fund's Lipper Median.

DIVERSIFIED ASSETS FUND (USAA IMCO AND WELLINGTON). Average annual total return, for the five-year period, exceeded the Fund's Lipper Average and the Fund's comparable Lipper Index; for the one- and three-year periods, was comparable to the Fund's Lipper Average and the Fund's Lipper Index; and, since the hiring of a Subadviser, exceeded the Lipper Average and Lipper Index.

The Fund's management fee rate, after reimbursements, was the lowest in the Fund's Lipper Expense Group and well below the Fund's Lipper Median. The fee rate was well below the asset-weighted average of funds at all asset levels in the Fund's Lipper Classification Group.

The Fund's total expense ratio, after reimbursements, was the lowest in the Fund's Lipper Expense Group and well below the Fund's Lipper Median.

GROWTH AND INCOME FUND (WELLINGTON). Average annual total return, for the five-year period, exceeded the Fund's Lipper Average and the Fund's comparable Lipper Index; for the one- and three-year periods, exceeded the Fund's Lipper Average and was comparable to the Fund's Lipper Index; and, since the hiring of the Wellington, was comparable to the Lipper Average but slightly below the Lipper Index.

The Fund's management fee rate, after reimbursements, was among the lowest in the Fund's Lipper Expense Group and well below the Fund's Lipper Median. The fee rate was well below the asset-weighted average of funds at all asset levels in the Fund's Lipper Classification Group.

The Fund's total expense ratio, after reimbursements, was the lowest in the Fund's Lipper Expense Group and well below the Fund's Lipper Median.

INCOME FUND (USAA IMCO). Average annual total return, for the one- and three-year periods, was below the Fund's Lipper Average and the Fund's comparable Lipper Index, but, for the five-year period, exceeded the Fund's Lipper Average and the Fund's Lipper Index.

The Fund's management fee rate, after reimbursements, was the lowest in the Fund's Lipper Expense Group and far below the Fund's Lipper Median. The fee rate was below the asset-weighted average of funds at all asset levels in the Fund's Lipper Classification Group.

The Fund's total expense ratio, after reimbursements, was slightly lower than the Fund's Lipper Expense Group and the Fund's Lipper Median.

WORLD GROWTH FUND (MFS). Average annual total return, for the one- and three-year periods, exceeded the Fund's Lipper Average and the Fund's comparable Lipper Index; for the five-year period, was comparable to the Fund's Lipper Average and the Fund's Lipper Index; and, since the hiring of MFS, exceeded the Lipper Average and Lipper Index.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

The Fund's management fee rate, after reimbursements, was the lowest in the Fund's Lipper Expense Group and well below the Fund's Lipper Median. The fee rates were among the lowest at all asset levels in the Fund's Lipper Classification Group.

The expense ratio, after reimbursements, was slightly lower than the Fund's Lipper Expense Group and the Fund's Lipper Median.

The Board concluded that the investment performance of each Fund constituted a satisfactory basis for approving the continuance of the Agreements for each Fund. The Board also concluded that the fee levels were fair and reasonable.

PROCESS FOLLOWED
In approving the continuance of the Advisory and Subadvisory Agreements, the Board evaluated, among other things, written and oral information provided by USAA IMCO, USAA Life, and the Subadvisers in response to written requests of outside Trust counsel on behalf of the Board. In addition, the independent Trustees met separately with outside Trust counsel and the Trust's Secretary and Treasurer to review the information prior to the Board's evaluation.

In connection with their deliberations, the Board and the independent Trustees received legal advice from outside counsel to the Trust regarding the standards and methodology of evaluation articulated by the SEC and the courts, and followed by the industry, for mutual funds selling shares to the public and the applicability of those standards and that methodology to mutual funds -- like the Trust -- selling shares to life insurance company separate accounts. Such legal counsel, through its past representation of USAA Life on certain matters in which the Trust does not have a direct interest, is also generally familiar with the USAA Life's variable insurance products and separate accounts funded through the Trust. The Trustees considered advice of such legal counsel that mutual funds selling shares to life insurance companies differed, in certain respects, from mutual funds selling shares to the public and that, consequently, the standards and methodology of evaluation developed for the latter did not necessarily apply to the former in all respects. The Trustees considered, for example, the fact that the SEC rules would permit USAA Life to "veto" Trustee or variable insurance product owner votes for an adviser other than USAA IMCO under specified circumstances and that the 1940 Act would permit USAA Life to seek SEC approval to substitute another mutual fund for the Trust if the Trustees were to select an adviser other than USAA IMCO.

The  foregoing   statement   regarding  the  material  factors   considered  and
conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a large variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board, the Corporate Governance Committee, the Audit Committee, and the Pricing and Investment Committee, monthly distributions of written information and otherwise. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board's conclusions and determinations to continue the Advisory and Subadvisory Agreements. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

                                      ------

                       THIS PAGE LEFT BLANK INTENTIONALLY

--------------------------------------------------------------------------------
             U S A A   L I F E   I N S U R A N C E   C O M P A N Y
--------------------------------------------------------------------------------

                IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                    PLEASE CALL A USAA LIFE REPRESENTATIVE
                 MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                (800) 531-4265

                          ---------------------------

                 TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                  SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                     OR SEMIANNUAL REPORT ELECTRONICALLY,
                 VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

--------------------------------------------------------------------------------
   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
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--------------------------------------------------------------------------------

          [LOGO OF USAA]              WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA            --------------------------------------------------
                              INSURANCE o BANKING o INVESTMENT o MEMBER SERVICES

39118-0805                                 (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-24-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    09-02-2005
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-29-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.